UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2022

Date of reporting period:	2/28/2022

Item 1 – Reports to Stockholders

PGIM GOVERNMENT INCOME FUND

ANNUAL REPORT

FEBRUARY 28, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. ©2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Government Income Fund informative and useful. The report covers performance for the 12-month period that ended February 28, 2022.

The global economy and markets continued to recover throughout the period from the ongoing impact of the COVID-19 pandemic. The Federal Reserve (the Fed) kept interest rates near zero to promote borrowing, while the approval of effective vaccines encouraged states to reopen their economies. Yet inflation surged to a 40-year high near the end of the period, prompting the Fed to signal it would begin raising rates to combat rising consumer prices.

Stocks rallied for much of the period, with ongoing stimulus programs helping boost the job market and corporate profits. Equity markets rose to record levels but became much more volatile later on as investors worried that supply-chain challenges, the emergence of more contagious variants, and geopolitical uncertainty in Europe relating to Russia’s invasion of Ukraine might stall the recovery. For the period, large-cap US equities and stocks in developed foreign markets rose. Emerging market and small-cap US stocks fell.

Fixed income investors turned cautious during the period. Investment-grade bonds in the US and the overall global bond market, along with emerging market debt, posted negative returns for the period. US high yield corporate bonds posted a small gain.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Government Income Fund

April 15, 2022

PGIM Government Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 2/28/22
	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A

(with sales charges)	-7.82	0.58	1.04	—

(without sales charges)	-4.72	1.24	1.38	—

Class C

(with sales charges)	-6.43	0.43	0.59	—

(without sales charges)	-5.50	0.43	0.59	—

Class R

(without sales charges)	-5.01	0.94	1.09	—

Class Z

(without sales charges)	-4.26	1.64	1.70	—

Class R6

(without sales charges)	-4.26	1.72	N/A	1.10 (08/09/2016)

Bloomberg US Government Bond Index

	-2.12	2.40	1.90	—

Bloomberg US Aggregate ex-Credit Index

	-2.42	2.24	1.97	—

Average Annual Total Returns as of 2/28/22 Since Inception (%)
Class R6 (08/09/2016)

Bloomberg US Government Bond Index	1.46

Bloomberg US Aggregate ex-Credit Index	1.52

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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Growth of a $10,000 Investment (unaudited)

The graph compares a $10,000 investment in the Fund’s Class Z shares with a similar investment in the Bloomberg US Government Bond Index by portraying the initial account values at the beginning of the 10-year period for Class Z shares (February 29, 2012) and the account values at the end of the current fiscal year (February 28, 2022), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

PGIM Government Income Fund	5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg US Government Bond Index—The Bloomberg US Government Bond Index is an unmanaged index of securities issued or backed by the US government, its agencies, and instrumentalities with between one and 30 years remaining to maturity.It gives a broad look at how US government bonds have performed.

Bloomberg US Aggregate ex-Credit Index—The Bloomberg US Aggregate ex-Credit Index is an unmanaged index that represents securities that are taxable, and dollar denominated. The Index covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Credit Quality expressed as a percentage of total investments as of 2/28/22 (%)
AAA	97.9
AA	0.7
Cash/Cash Equivalents	1.4
Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/22
	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.32	1.09	1.06
Class C	0.24	0.12	0.09
Class R	0.30	0.84	0.56
Class Z	0.37	1.74	1.79
Class R6	0.37	1.75	1.67

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Government Income Fund	7

Strategy and Performance Overview* (unaudited)

How did the Fund perform?

The PGIM Government Income Fund’s Class Z shares returned –4.26% in the 12-month reporting period that ended February 28, 2022, underperforming the –2.12% return of the Bloomberg US Government Bond Index (the Index).

What were the market conditions?

•	The strong global rebound from the depths of the COVID-19 pandemic continued throughout much of the reporting period, as economies responded to monetary and fiscal stimulus. The rollout of COVID-19 vaccines, along with the potential for further stimulus, shifted the prospects for growth and inflation in the first half of 2021, kicking off a robust “reflation trade” in bond markets. This caused the US Treasury yield curve to continue to steepen over the first month of the period before flattening sharply throughout the remainder of the period as the market pulled forward its expectation for rate hikes. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)

•	While the yield on the 2-year Treasury note rose sharply beginning in the fourth quarter of 2021 as markets began pricing an increased number of rate hikes in 2022, long-end Treasury yields declined amid uncertainty around the Omicron variant of COVID-19, the economic impact of the Russian invasion of Ukraine, and the prospect of slower economic growth ahead.

•	Despite steepening in the first quarter of 2021, the US Treasury yield curve flattened sharply over the full period, with the 10-year/2-year Treasury spread declining from 1.32% to 0.39% as of February 28, 2022.

•	Spread market performance was mixed over the period. While the Federal Reserve’s (the Fed’s) monetary policy, fiscal stimulus, the rollout of the vaccines, and better-than-expected corporate earnings remained supportive, rising inflation expectations, a more hawkish Fed beginning in the fourth quarter of 2021, and an increasingly uncertain macroeconomic backdrop drove negative returns across many sectors during the first quarter of 2022.

•	Mortgage-backed securities (MBS) posted negative returns over the period amid increased supply and concerns around the Fed’s tapering of its asset purchases. Meanwhile, strengthening fundamentals generally kept securitized credit on a tightening trajectory for most of the period before widening amid February’s broad market volatility. High- quality commercial mortgage-backed securities (CMBS) and collateralized loan obligation (CLO) spreads ended the period at or near 12-month wides.

What worked?

•	Overall sector allocation contributed to the Fund’s performance during the period, with overweights to CLOs and CMBS relative to the Index, along with an underweight to MBS, contributing the most.

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•	While overall security selection detracted from performance, selection within agencies and CLOs contributed to performance.

What didn’t work?

•	The Fund’s duration was actively managed, ranging between 0.08 years short and 0.34 years long for the period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) Duration positioning detracted from performance for the period. The Fund ended the period 0.07 years long duration.

•	Yield curve positioning also detracted from performance over the period.

•	Overall security selection detracted from performance, with selection in Treasuries the largest detractor. Security selection within MBS also detracted.

•	While overall sector allocation contributed to performance, an overweight to agencies relative to the Index detracted from returns.

Did the Fund use derivatives?

The Fund held futures contracts on US Treasuries, interest rate swaps, inflation swaps, and options to help manage its duration and yield curve exposure during the period, which reduced its sensitivity to changes in the level of interest rates. The use of futures, interest rate swaps, and inflation swaps detracted from performance, while the use of options had no impact on performance.

Current outlook

•	PGIM Fixed Income has raised its rate-hike forecast to four increases in 2022—still materially fewer than the hikes that have been priced in fed funds futures—while acknowledging that the risk is more uncertain due to the conflict in Ukraine. PGIM Fixed Income’s reluctance in joining the chorus of hawkish calls (more hawkish prior to the invasion) reflects the limits to extrapolating the present conditions into the future, as it is simply too difficult to predict how the economy will fare in the latter part of 2022 once the initial rate hikes and quantitative tightening trickle down to the real economy.

•	The agency MBS sector entered 2022 facing multiple headwinds, the foremost being the Fed’s QE (quantitative easing) tapering, which set a $10 billion reduction in MBS purchases beginning in January. The demand reduction arrives amid expectations for positive net supply (but below levels in 2021) and option-adjusted spreads generally remain tight, underscoring the uncertainty regarding demand beyond the Fed. With fewer to-be-announced issues absorbed by the Fed, convexity is set to deteriorate (particularly with the increase in 2022 in conforming limits) with less dollar roll specialness. (Convexity measures the sensitivity of duration to interest rates. Dollar roll specialness measures the difference between the cost to borrow and the cost to finance dollar rolls of agency MBS.)

PGIM Government Income Fund	9

Strategy and Performance Overview* (continued)

•	PGIM Fixed Income believes spreads and risks within CMBS currently appear balanced. Supply is expected to be heavy—especially for single asset/single borrower and CRE (commercial real estate) CLOs—yet manageable, and spreads will likely remain range-bound, while taking their cue from investment-grade corporates.

•	PGIM Fixed Income expects CLO issuance will remain heavy in 2022 but that heavy supply will be offset by strong demand across the capital structure. While spreads are biased to tighten, incoming supply and potential widening in other spread sectors could stymie that compression. However, PGIM Fixed Income expects CLO debt tranches to earn their generous carry.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Fund’s assigned index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to U.S. generally accepted accounting principles.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Government Income Fund	11

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Government Income Fund		Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$ 954.90	0.96%	$4.65
	Hypothetical	$1,000.00	$1,020.03	0.96%	$4.81
Class C	Actual	$1,000.00	$ 949.80	1.86%	$8.99
	Hypothetical	$1,000.00	$1,015.57	1.86%	$9.30
Class R	Actual	$1,000.00	$ 952.50	1.27%	$6.15
	Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36
Class Z	Actual	$1,000.00	$ 957.10	0.48%	$2.33
	Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Class R6	Actual	$1,000.00	$ 957.10	0.47%	$2.28
	Hypothetical	$1,000.00	$1,022.46	0.47%	$2.36

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2022, and divided by the 365 days in the Fund’s fiscal year ended February 28, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.6%

ASSET-BACKED SECURITIES 8.1%

Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.644%(c)	04/20/32	2,000	$2,004,988
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month Term SOFR + 1.390% (Cap N/A, Floor 1.390%)	1.631(c)	04/20/35	2,250	2,244,481
ArrowMark Colorado Holdings (Cayman Islands), Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.426(c)	01/25/35	1,000	1,000,472
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A	— (p)	04/18/35	1,500	1,496,352
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.454(c)	07/20/34	1,000	1,001,225
Battalion CLO Ltd., Series 2018-12A, Class A2R, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.919(c)	05/17/31	4,500	4,466,570
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	1.591(c)	01/17/33	2,250	2,250,616
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	1.611(c)	01/16/33	2,250	2,249,776
Madison Park Funding Ltd. (Cayman Islands), Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34	1,250	1,251,200
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.571(c)	10/15/32	6,000	6,000,000
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month Term SOFR + 1.280% (Cap N/A, Floor 1.280%)	1.521(c)	10/20/32	2,250	2,244,524
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.714(c)	07/20/32	4,000	4,003,912
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.288(c)	10/25/28	1,100	1,099,987

See Notes to Financial Statements.

PGIM Government Income Fund	13

Schedule of Investments (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)	1.481%(c)	04/15/34	5,500	$5,494,750

TOTAL ASSET-BACKED SECURITIES
(cost $36,089,333)				36,808,853

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.4%
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4	2.661	08/15/52	6,000	5,901,832
Fannie Mae-Aces,
Series 2018-M14, Class A1	3.581(cc)	08/25/28	10	10,002
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0020, Class X1, IO	1.339(cc)	05/25/22	6,303	5,259
Series K0021, Class X1, IO	1.361(cc)	06/25/22	11,925	1,371
Series K0025, Class X1, IO	0.778(cc)	10/25/22	35,011	131,388
Series K0079, Class AM	3.930	06/25/28	1,225	1,338,702
Series K0085, Class AM	4.060(cc)	10/25/28	640	703,112
Series K0088, Class AM	3.761(cc)	01/25/29	880	957,121
Series K0091, Class AM	3.566	03/25/29	1,650	1,780,204
Series K0151, Class A3	3.511	04/25/30	900	970,241
Series K0152, Class A2	3.080	01/25/31	375	394,369
Series K0157, Class A2	3.990(cc)	05/25/33	2,900	3,248,292
Series K1513, Class A3	2.797	08/25/34	6,500	6,618,064
Series K1514, Class A2	2.859	10/25/34	5,217	5,290,648
JPMBB Commercial Mortgage Securities Trust,
Series 2016-C01, Class A3	3.515	03/17/49	1,610	1,618,594

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $29,287,645)				28,969,199

CORPORATE BONDS 0.7%

Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,156,516
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	1,005	953,136

TOTAL CORPORATE BONDS
(cost $3,125,719)				3,109,652

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES 0.0%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.620%)	0.807%(c)	10/25/28	24	$23,440
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	2.459(cc)	02/25/34	99	99,148

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $122,531)				122,588

U.S. GOVERNMENT AGENCY OBLIGATIONS 40.2%
Federal Home Loan Bank	3.250	11/16/28	1,800	1,946,286
Federal Home Loan Mortgage Corp.	1.500	11/01/50	914	848,838
Federal Home Loan Mortgage Corp.	2.000	01/01/32	231	230,648
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,014	974,488
Federal Home Loan Mortgage Corp.	2.500	05/01/28	632	641,479
Federal Home Loan Mortgage Corp.	2.500	05/01/28	777	788,280
Federal Home Loan Mortgage Corp.	2.500	03/01/30	512	520,845
Federal Home Loan Mortgage Corp.	2.500	09/01/31	305	310,051
Federal Home Loan Mortgage Corp.	2.500	10/01/32	389	394,707
Federal Home Loan Mortgage Corp.	2.500	11/01/46	1,138	1,129,373
Federal Home Loan Mortgage Corp.	2.500	04/01/51	5,737	5,671,950
Federal Home Loan Mortgage Corp.	3.000	10/01/28	85	87,858
Federal Home Loan Mortgage Corp.	3.000	06/01/29	284	293,285
Federal Home Loan Mortgage Corp.	3.000	12/01/30	357	369,198
Federal Home Loan Mortgage Corp.	3.000	01/01/37	549	563,988
Federal Home Loan Mortgage Corp.	3.000	04/01/43	828	849,742
Federal Home Loan Mortgage Corp.	3.000	07/01/43	904	931,223
Federal Home Loan Mortgage Corp.	3.000	10/01/46	364	373,352
Federal Home Loan Mortgage Corp.	3.000	11/01/46	318	325,151
Federal Home Loan Mortgage Corp.	3.000	12/01/46	299	305,776
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,031	1,056,614
Federal Home Loan Mortgage Corp.	3.000	03/01/47	235	239,910
Federal Home Loan Mortgage Corp.	3.000	06/01/50	812	822,954
Federal Home Loan Mortgage Corp.	3.500	11/01/37	241	251,438
Federal Home Loan Mortgage Corp.	3.500	06/01/42	603	634,356
Federal Home Loan Mortgage Corp.	3.500	06/01/43	432	454,265
Federal Home Loan Mortgage Corp.	3.500	07/01/43	1,280	1,346,146
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,540	1,607,348
Federal Home Loan Mortgage Corp.	3.500	08/01/47	1,157	1,203,278
Federal Home Loan Mortgage Corp.	3.500	10/01/47	104	108,660
Federal Home Loan Mortgage Corp.	4.000	06/01/26	34	35,316
Federal Home Loan Mortgage Corp.	4.000	09/01/26	106	110,303
Federal Home Loan Mortgage Corp.	4.000	11/01/39	513	550,132
Federal Home Loan Mortgage Corp.	4.000	09/01/40	278	297,742
Federal Home Loan Mortgage Corp.	4.000	12/01/40	179	192,361

See Notes to Financial Statements.

PGIM Government Income Fund	15

Schedule of Investments (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal Home Loan Mortgage Corp.	4.000%	12/01/40	234		$250,658
Federal Home Loan Mortgage Corp.	4.000	04/01/42	432		462,277
Federal Home Loan Mortgage Corp.	4.000	04/01/42	546		585,837
Federal Home Loan Mortgage Corp.	4.000	05/01/46	578		614,727
Federal Home Loan Mortgage Corp.	4.000	08/01/46	152		161,884
Federal Home Loan Mortgage Corp.	4.000	12/01/46	141		149,015
Federal Home Loan Mortgage Corp.	4.000	07/01/47	312		329,343
Federal Home Loan Mortgage Corp.	4.000	08/01/47	117		123,574
Federal Home Loan Mortgage Corp.	4.000	08/01/47	329		345,575
Federal Home Loan Mortgage Corp.	4.000	06/01/48	75		78,311
Federal Home Loan Mortgage Corp.	4.000	11/01/48	146		152,363
Federal Home Loan Mortgage Corp.	4.500	09/01/39	698		758,954
Federal Home Loan Mortgage Corp.	4.500	07/01/47	112		119,863
Federal Home Loan Mortgage Corp.	4.500	07/01/47	122		129,775
Federal Home Loan Mortgage Corp.	4.500	08/01/47	391		417,278
Federal Home Loan Mortgage Corp.	5.000	06/01/33	406		452,493
Federal Home Loan Mortgage Corp.	5.000	03/01/34	29		31,831
Federal Home Loan Mortgage Corp.	5.000	05/01/34	41		45,177
Federal Home Loan Mortgage Corp.	5.000	05/01/34	289		320,687
Federal Home Loan Mortgage Corp.	5.000	02/01/48	156		170,001
Federal Home Loan Mortgage Corp.	5.500	05/01/37	56		62,484
Federal Home Loan Mortgage Corp.	5.500	01/01/38	48		53,952
Federal Home Loan Mortgage Corp.	6.000	12/01/33	30		32,908
Federal Home Loan Mortgage Corp.	6.000	09/01/34	86		94,212
Federal Home Loan Mortgage Corp.	6.250	07/15/32	40		55,288
Federal Home Loan Mortgage Corp.	6.500	09/01/32	29		32,203
Federal Home Loan Mortgage Corp.	6.500	09/01/32	58		63,689
Federal Home Loan Mortgage Corp.	7.000	09/01/32	26		26,592
Federal Home Loan Mortgage Corp.	8.000	08/01/22	—(r	)	274
Federal Home Loan Mortgage Corp., MTN	1.899(s)	11/15/38	2,500		1,631,903
Federal National Mortgage Assoc.	0.875	08/05/30	970		879,620
Federal National Mortgage Assoc.	1.500	10/01/50	424		393,610
Federal National Mortgage Assoc.	1.500	11/01/50	3,113		2,892,145
Federal National Mortgage Assoc.	1.500	12/01/50	2,303		2,139,776
Federal National Mortgage Assoc.	2.000	08/01/31	294		293,670
Federal National Mortgage Assoc.	2.000	05/01/36	2,639		2,623,302
Federal National Mortgage Assoc.	2.000	06/01/40	719		701,038
Federal National Mortgage Assoc.	2.000	02/01/41	6,042		5,887,108
Federal National Mortgage Assoc.	2.000	05/01/41	3,343		3,257,514
Federal National Mortgage Assoc.	2.000	09/01/50	5,078		4,887,745
Federal National Mortgage Assoc.	2.000	10/01/50	6,290		6,054,237
Federal National Mortgage Assoc.	2.000	01/01/51	1,326		1,276,092
Federal National Mortgage Assoc.	2.000	01/01/51	1,897		1,825,292
Federal National Mortgage Assoc.	2.000	02/01/51	472		453,888
Federal National Mortgage Assoc.	2.000	05/01/51	1,994		1,915,225

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal National Mortgage Assoc.	2.500%	06/01/28	324	$327,989
Federal National Mortgage Assoc.	2.500	08/01/28	313	317,634
Federal National Mortgage Assoc.	2.500	08/01/29	61	62,293
Federal National Mortgage Assoc.	2.500	11/01/31	218	221,335
Federal National Mortgage Assoc.	2.500	05/01/41	920	925,133
Federal National Mortgage Assoc.	2.500	06/01/41	1,446	1,453,999
Federal National Mortgage Assoc.	2.500	02/01/43	161	160,918
Federal National Mortgage Assoc.	2.500	12/01/46	728	723,252
Federal National Mortgage Assoc.	2.500	01/01/50	1,642	1,630,687
Federal National Mortgage Assoc.	2.500	03/01/50	226	224,126
Federal National Mortgage Assoc.	2.500	05/01/50	1,216	1,207,308
Federal National Mortgage Assoc.	2.500	06/01/50	620	613,567
Federal National Mortgage Assoc.	2.500	08/01/50	5,121	5,062,709
Federal National Mortgage Assoc.	2.500	09/01/50	5,333	5,274,633
Federal National Mortgage Assoc.	2.500	10/01/50	4,548	4,501,310
Federal National Mortgage Assoc.	2.500	04/01/51	5,766	5,700,738
Federal National Mortgage Assoc.	3.000	01/01/27	228	234,577
Federal National Mortgage Assoc.	3.000	08/01/28	502	516,382
Federal National Mortgage Assoc.	3.000	02/01/31	420	432,389
Federal National Mortgage Assoc.	3.000	11/01/36	201	204,587
Federal National Mortgage Assoc.	3.000	12/01/42	878	904,595
Federal National Mortgage Assoc.	3.000	02/01/43	427	439,515
Federal National Mortgage Assoc.	3.000	03/01/43	324	333,399
Federal National Mortgage Assoc.	3.000	04/01/43	400	412,387
Federal National Mortgage Assoc.	3.000	06/01/43	173	177,927
Federal National Mortgage Assoc.	3.000	06/01/43	342	352,020
Federal National Mortgage Assoc.	3.000	07/01/43	1,187	1,222,941
Federal National Mortgage Assoc.	3.000	09/01/46	948	970,924
Federal National Mortgage Assoc.	3.000	11/01/46	1,109	1,136,305
Federal National Mortgage Assoc.	3.000	11/01/46	1,199	1,223,934
Federal National Mortgage Assoc.	3.000	01/01/47	146	149,575
Federal National Mortgage Assoc.	3.000	04/01/47	2,441	2,490,886
Federal National Mortgage Assoc.	3.000	12/01/49	327	330,865
Federal National Mortgage Assoc.	3.000	12/01/49	740	748,864
Federal National Mortgage Assoc.	3.000	01/01/50	47	47,182
Federal National Mortgage Assoc.	3.000	06/01/50	312	315,917
Federal National Mortgage Assoc.	3.000	06/01/50	851	862,510
Federal National Mortgage Assoc.	3.500	12/01/30	42	43,693
Federal National Mortgage Assoc.	3.500	11/01/32	1,330	1,380,600
Federal National Mortgage Assoc.	3.500	02/01/33	74	76,498
Federal National Mortgage Assoc.	3.500	05/01/33	124	128,827
Federal National Mortgage Assoc.	3.500	10/01/41	949	997,492
Federal National Mortgage Assoc.	3.500	12/01/41	262	275,463
Federal National Mortgage Assoc.	3.500	03/01/42	306	322,343
Federal National Mortgage Assoc.	3.500	05/01/42	1,176	1,230,925

See Notes to Financial Statements.

PGIM Government Income Fund	17

Schedule of Investments (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal National Mortgage Assoc.	3.500%	07/01/42	416		$437,986
Federal National Mortgage Assoc.	3.500	12/01/42	872		916,927
Federal National Mortgage Assoc.	3.500	03/01/43	271		282,257
Federal National Mortgage Assoc.	3.500	06/01/45	1,935		2,029,936
Federal National Mortgage Assoc.	3.500	01/01/46	505		525,613
Federal National Mortgage Assoc.	3.500	12/01/46	912		951,562
Federal National Mortgage Assoc.	3.500	03/01/48	1,835		1,901,461
Federal National Mortgage Assoc.	3.500	04/01/48	1,532		1,589,868
Federal National Mortgage Assoc.	3.500	11/01/48	1,029		1,067,689
Federal National Mortgage Assoc.	4.000	09/01/40	514		550,859
Federal National Mortgage Assoc.	4.000	01/01/41	609		652,894
Federal National Mortgage Assoc.	4.000	09/01/44	384		410,830
Federal National Mortgage Assoc.	4.000	06/01/47	1,520		1,603,121
Federal National Mortgage Assoc.	4.000	06/01/47	1,557		1,640,570
Federal National Mortgage Assoc.	4.000	08/01/47	330		347,454
Federal National Mortgage Assoc.	4.000	09/01/47	1,865		1,965,157
Federal National Mortgage Assoc.	4.000	10/01/47	98		103,299
Federal National Mortgage Assoc.	4.000	10/01/47	970		1,020,837
Federal National Mortgage Assoc.	4.000	11/01/47	1,111		1,170,285
Federal National Mortgage Assoc.	4.000	12/01/47	232		244,204
Federal National Mortgage Assoc.	4.000	06/01/48	108		113,645
Federal National Mortgage Assoc.	4.500	04/01/41	415		445,908
Federal National Mortgage Assoc.	4.500	05/01/41	387		420,870
Federal National Mortgage Assoc.	4.500	01/01/45	138		149,778
Federal National Mortgage Assoc.	4.500	12/01/47	1,004		1,063,742
Federal National Mortgage Assoc.	4.500	06/01/48	216		228,683
Federal National Mortgage Assoc.	4.500	10/01/48	898		950,392
Federal National Mortgage Assoc.	5.000	12/01/31	56		60,498
Federal National Mortgage Assoc.	5.000	03/01/34	200		222,534
Federal National Mortgage Assoc.	5.000	07/01/35	75		83,603
Federal National Mortgage Assoc.	5.000	09/01/35	49		54,399
Federal National Mortgage Assoc.	5.000	11/01/35	58		64,565
Federal National Mortgage Assoc.	5.000	05/01/36	29		32,674
Federal National Mortgage Assoc.	5.500	02/01/34	191		213,604
Federal National Mortgage Assoc.	5.500	09/01/34	337		375,435
Federal National Mortgage Assoc.	5.500	02/01/35	296		326,330
Federal National Mortgage Assoc.	5.500	06/01/35	53		57,789
Federal National Mortgage Assoc.	5.500	06/01/35	113		122,397
Federal National Mortgage Assoc.	5.500	09/01/35	87		94,286
Federal National Mortgage Assoc.	5.500	09/01/35	171		185,945
Federal National Mortgage Assoc.	5.500	10/01/35	173		189,675
Federal National Mortgage Assoc.	5.500	11/01/35	109		118,406
Federal National Mortgage Assoc.	5.500	11/01/35	209		227,755
Federal National Mortgage Assoc.	5.500	11/01/36	5		5,645
Federal National Mortgage Assoc.	6.000	07/01/22	—(r	)	23

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Federal National Mortgage Assoc.	6.000%	09/01/33	—(r	)	$509
Federal National Mortgage Assoc.	6.000	11/01/33	—(r	)	421
Federal National Mortgage Assoc.	6.000	02/01/34	—(r	)	256
Federal National Mortgage Assoc.	6.000	06/01/34	—(r	)	123
Federal National Mortgage Assoc.	6.000	09/01/34	—(r	)	200
Federal National Mortgage Assoc.	6.000	09/01/34	14		15,818
Federal National Mortgage Assoc.	6.000	09/01/34	16		17,818
Federal National Mortgage Assoc.	6.000	11/01/34	4		3,894
Federal National Mortgage Assoc.	6.000	11/01/34	26		28,270
Federal National Mortgage Assoc.	6.000	02/01/35	—(r	)	139
Federal National Mortgage Assoc.	6.000	03/01/35	9		9,951
Federal National Mortgage Assoc.	6.000	04/01/35	—(r	)	485
Federal National Mortgage Assoc.	6.000	12/01/35	58		62,869
Federal National Mortgage Assoc.	6.000	01/01/36	152		166,463
Federal National Mortgage Assoc.	6.000	05/01/36	41		45,199
Federal National Mortgage Assoc.	6.000	05/01/36	263		293,533
Federal National Mortgage Assoc.	6.250	05/15/29	100		128,559
Federal National Mortgage Assoc.	6.500	07/01/32	361		402,297
Federal National Mortgage Assoc.	6.500	08/01/32	155		170,044
Federal National Mortgage Assoc.	6.500	09/01/32	60		65,614
Federal National Mortgage Assoc.	6.500	10/01/32	58		63,591
Federal National Mortgage Assoc.	6.500	10/01/32	358		402,681
Federal National Mortgage Assoc.	6.500	10/01/37	202		229,281
Federal National Mortgage Assoc.	6.625	11/15/30	580		786,314
Federal National Mortgage Assoc.	7.000	05/01/24	4		4,231
Federal National Mortgage Assoc.	7.000	05/01/24	6		5,719
Federal National Mortgage Assoc.	7.000	05/01/24	8		7,795
Federal National Mortgage Assoc.	7.000	05/01/24	22		23,064
Federal National Mortgage Assoc.	7.000	12/01/31	110		118,547
Federal National Mortgage Assoc.	7.000	09/01/33	58		59,963
Federal National Mortgage Assoc.	7.000	11/01/33	61		62,430
Federal National Mortgage Assoc.	9.000	04/01/25	1		1,146
Federal National Mortgage Assoc.	9.500	01/01/25	—(r	)	384
Federal National Mortgage Assoc.	9.500	01/01/25	1		855
Federal National Mortgage Assoc.	9.500	01/01/25	4		3,896
Federal National Mortgage Assoc.	9.500	02/01/25	1		663
Government National Mortgage Assoc.	2.500	12/20/46	212		212,975
Government National Mortgage Assoc.	3.000	03/15/45	739		760,169
Government National Mortgage Assoc.	3.000	07/20/45	1,590		1,632,139
Government National Mortgage Assoc.	3.000	07/20/46	780		800,676
Government National Mortgage Assoc.	3.000	08/20/46	1,445		1,483,434
Government National Mortgage Assoc.	3.000	10/20/46	117		119,804
Government National Mortgage Assoc.	3.000	02/20/47	2,159		2,216,243
Government National Mortgage Assoc.	3.000	05/20/47	407		416,372
Government National Mortgage Assoc.	3.000	12/20/47	146		148,998

See Notes to Financial Statements.

PGIM Government Income Fund	19

Schedule of Investments (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	3.000%	04/20/49	607		$619,978
Government National Mortgage Assoc.	3.500	04/20/42	161		170,852
Government National Mortgage Assoc.	3.500	01/20/43	1,005		1,055,092
Government National Mortgage Assoc.	3.500	04/20/43	443		470,344
Government National Mortgage Assoc.	3.500	03/20/45	606		636,482
Government National Mortgage Assoc.	3.500	04/20/45	327		343,160
Government National Mortgage Assoc.	3.500	07/20/46	1,199		1,254,062
Government National Mortgage Assoc.	3.500	01/20/47	258		269,616
Government National Mortgage Assoc.	3.500	03/20/47	113		118,159
Government National Mortgage Assoc.	3.500	07/20/47	694		723,133
Government National Mortgage Assoc.	3.500	02/20/48	1,524		1,587,473
Government National Mortgage Assoc.	3.500	11/20/48	400		415,127
Government National Mortgage Assoc.	3.500	01/20/49	349		363,395
Government National Mortgage Assoc.	3.500	02/20/49	2,115		2,204,206
Government National Mortgage Assoc.	3.500	05/20/49	575		594,829
Government National Mortgage Assoc.	3.500	06/20/49	1,339		1,384,364
Government National Mortgage Assoc.	4.000	02/20/41	217		231,900
Government National Mortgage Assoc.	4.000	06/20/44	429		459,428
Government National Mortgage Assoc.	4.000	08/20/44	132		141,306
Government National Mortgage Assoc.	4.000	11/20/45	257		274,586
Government National Mortgage Assoc.	4.000	11/20/46	240		252,493
Government National Mortgage Assoc.	4.000	02/20/47	212		223,839
Government National Mortgage Assoc.	4.000	10/20/47	230		242,288
Government National Mortgage Assoc.	4.000	12/20/47	163		171,439
Government National Mortgage Assoc.	4.000	07/20/48	487		510,413
Government National Mortgage Assoc.	4.000	02/20/49	582		609,162
Government National Mortgage Assoc.	4.000	03/20/49	950		994,938
Government National Mortgage Assoc.	4.500	02/20/40	131		142,953
Government National Mortgage Assoc.	4.500	01/20/41	81		88,786
Government National Mortgage Assoc.	4.500	02/20/41	382		421,162
Government National Mortgage Assoc.	4.500	03/20/41	193		211,211
Government National Mortgage Assoc.	4.500	06/20/44	285		313,642
Government National Mortgage Assoc.	4.500	02/20/46	25		27,220
Government National Mortgage Assoc.	4.500	03/20/46	128		139,508
Government National Mortgage Assoc.	4.500	03/20/47	618		659,439
Government National Mortgage Assoc.	4.500	08/20/47	108		115,068
Government National Mortgage Assoc.	4.500	01/20/48	89		94,467
Government National Mortgage Assoc.	4.500	02/20/48	535		567,694
Government National Mortgage Assoc.	5.000	07/15/33	261		294,936
Government National Mortgage Assoc.	5.000	09/15/33	443		501,816
Government National Mortgage Assoc.	5.000	04/15/34	15		16,160
Government National Mortgage Assoc.	5.500	02/15/34	169		183,630
Government National Mortgage Assoc.	5.500	02/15/36	89		99,265
Government National Mortgage Assoc.	7.000	12/15/22	—(r	)	22
Government National Mortgage Assoc.	7.000	12/15/22	—(r	)	48

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	7.000%	01/15/23	—(r	)	$39
Government National Mortgage Assoc.	7.000	01/15/23	—(r	)	75
Government National Mortgage Assoc.	7.000	01/15/23	—(r	)	339
Government National Mortgage Assoc.	7.000	03/15/23	—(r	)	203
Government National Mortgage Assoc.	7.000	04/15/23	—(r	)	140
Government National Mortgage Assoc.	7.000	04/15/23	1		730
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	30
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	50
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	102
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	183
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	190
Government National Mortgage Assoc.	7.000	05/15/23	—(r	)	287
Government National Mortgage Assoc.	7.000	05/15/23	2		2,268
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	33
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	97
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	328
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	425
Government National Mortgage Assoc.	7.000	06/15/23	—(r	)	458
Government National Mortgage Assoc.	7.000	06/15/23	1		1,062
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	35
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	40
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	79
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	118
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	122
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	189
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	220
Government National Mortgage Assoc.	7.000	07/15/23	—(r	)	243
Government National Mortgage Assoc.	7.000	07/15/23	1		939
Government National Mortgage Assoc.	7.000	07/15/23	5		5,059
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	49
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	66
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	74
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	166
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	272
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	391
Government National Mortgage Assoc.	7.000	08/15/23	—(r	)	450
Government National Mortgage Assoc.	7.000	08/15/23	1		507
Government National Mortgage Assoc.	7.000	08/15/23	1		651
Government National Mortgage Assoc.	7.000	08/15/23	1		652
Government National Mortgage Assoc.	7.000	08/15/23	1		948
Government National Mortgage Assoc.	7.000	08/15/23	1		1,412
Government National Mortgage Assoc.	7.000	08/15/23	2		1,760
Government National Mortgage Assoc.	7.000	09/15/23	—(r	)	206
Government National Mortgage Assoc.	7.000	09/15/23	—(r	)	209
Government National Mortgage Assoc.	7.000	09/15/23	—(r	)	291

See Notes to Financial Statements.

PGIM Government Income Fund	21

Schedule of Investments (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	7.000%	09/15/23	—(r	)	$324
Government National Mortgage Assoc.	7.000	09/15/23	1		1,465
Government National Mortgage Assoc.	7.000	09/15/23	4		3,548
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	33
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	48
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	83
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	127
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	179
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	206
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	217
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	280
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	442
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	479
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	491
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	491
Government National Mortgage Assoc.	7.000	10/15/23	1		509
Government National Mortgage Assoc.	7.000	10/15/23	1		541
Government National Mortgage Assoc.	7.000	10/15/23	1		710
Government National Mortgage Assoc.	7.000	10/15/23	1		1,000
Government National Mortgage Assoc.	7.000	10/15/23	1		1,194
Government National Mortgage Assoc.	7.000	10/15/23	3		3,127
Government National Mortgage Assoc.	7.000	10/15/23	4		3,560
Government National Mortgage Assoc.	7.000	10/15/23	7		6,598
Government National Mortgage Assoc.	7.000	10/15/23	9		9,460
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	130
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	178
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	195
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	246
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	280
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	321
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	503
Government National Mortgage Assoc.	7.000	11/15/23	1		537
Government National Mortgage Assoc.	7.000	11/15/23	1		594
Government National Mortgage Assoc.	7.000	11/15/23	1		697
Government National Mortgage Assoc.	7.000	11/15/23	1		1,074
Government National Mortgage Assoc.	7.000	11/15/23	1		1,202
Government National Mortgage Assoc.	7.000	11/15/23	1		1,370
Government National Mortgage Assoc.	7.000	11/15/23	2		1,901
Government National Mortgage Assoc.	7.000	11/15/23	2		2,026
Government National Mortgage Assoc.	7.000	11/15/23	3		3,191
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	48
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	52
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	84
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	92
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	183

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	—(r	)	$343
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	382
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	383
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	410
Government National Mortgage Assoc.	7.000	12/15/23	1		514
Government National Mortgage Assoc.	7.000	12/15/23	1		543
Government National Mortgage Assoc.	7.000	12/15/23	1		605
Government National Mortgage Assoc.	7.000	12/15/23	1		745
Government National Mortgage Assoc.	7.000	12/15/23	1		972
Government National Mortgage Assoc.	7.000	12/15/23	1		1,199
Government National Mortgage Assoc.	7.000	12/15/23	1		1,262
Government National Mortgage Assoc.	7.000	12/15/23	1		1,301
Government National Mortgage Assoc.	7.000	12/15/23	1		1,391
Government National Mortgage Assoc.	7.000	12/15/23	2		1,697
Government National Mortgage Assoc.	7.000	12/15/23	2		2,466
Government National Mortgage Assoc.	7.000	12/15/23	3		2,965
Government National Mortgage Assoc.	7.000	12/15/23	3		3,040
Government National Mortgage Assoc.	7.000	12/15/23	5		4,632
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	111
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	112
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	131
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	217
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	243
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	296
Government National Mortgage Assoc.	7.000	01/15/24	1		518
Government National Mortgage Assoc.	7.000	01/15/24	1		1,088
Government National Mortgage Assoc.	7.000	01/15/24	2		1,645
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	9
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	171
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	287
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	450
Government National Mortgage Assoc.	7.000	02/15/24	1		713
Government National Mortgage Assoc.	7.000	02/15/24	3		2,674
Government National Mortgage Assoc.	7.000	03/15/24	—(r	)	49
Government National Mortgage Assoc.	7.000	03/15/24	—(r	)	341
Government National Mortgage Assoc.	7.000	03/15/24	1		798
Government National Mortgage Assoc.	7.000	04/15/24	—(r)		25
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	305
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	354
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	382
Government National Mortgage Assoc.	7.000	04/15/24	1		725
Government National Mortgage Assoc.	7.000	04/15/24	1		757
Government National Mortgage Assoc.	7.000	04/15/24	2		2,384
Government National Mortgage Assoc.	7.000	04/15/24	3		3,058
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	59

See Notes to Financial Statements.

PGIM Government Income Fund	23

Schedule of Investments (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	7.000%	05/15/24	—(r	)	$173
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	333
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	454
Government National Mortgage Assoc.	7.000	05/15/24	1		567
Government National Mortgage Assoc.	7.000	05/15/24	1		973
Government National Mortgage Assoc.	7.000	05/15/24	1		980
Government National Mortgage Assoc.	7.000	05/15/24	1		1,208
Government National Mortgage Assoc.	7.000	05/15/24	2		1,672
Government National Mortgage Assoc.	7.000	05/15/24	4		4,009
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	46
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	60
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	115
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	270
Government National Mortgage Assoc.	7.000	06/15/24	1		744
Government National Mortgage Assoc.	7.000	06/15/24	1		1,208
Government National Mortgage Assoc.	7.000	06/15/24	1		1,480
Government National Mortgage Assoc.	7.000	06/15/24	2		1,864
Government National Mortgage Assoc.	7.000	06/15/24	3		3,238
Government National Mortgage Assoc.	7.000	07/15/24	—(r	)	252
Government National Mortgage Assoc.	7.000	07/15/24	1		1,029
Government National Mortgage Assoc.	7.000	02/15/29	5		5,237
Government National Mortgage Assoc.	7.500	01/15/23	—(r	)	1
Government National Mortgage Assoc.	7.500	01/15/23	—(r	)	10
Government National Mortgage Assoc.	7.500	03/15/23	—(r	)	29
Government National Mortgage Assoc.	7.500	05/15/23	1		1,391
Government National Mortgage Assoc.	7.500	06/15/23	—(r	)	59
Government National Mortgage Assoc.	7.500	07/15/23	—(r	)	14
Government National Mortgage Assoc.	7.500	09/15/23	1		738
Government National Mortgage Assoc.	7.500	10/15/23	1		1,443
Government National Mortgage Assoc.	7.500	10/15/23	3		3,131
Government National Mortgage Assoc.	7.500	11/15/23	2		2,195
Government National Mortgage Assoc.	7.500	12/15/23	—(r	)	275
Government National Mortgage Assoc.	7.500	12/15/23	1		558
Government National Mortgage Assoc.	7.500	01/15/24	—(r)		176
Government National Mortgage Assoc.	7.500	01/15/24	1		714
Government National Mortgage Assoc.	7.500	01/15/24	4		4,029
Government National Mortgage Assoc.	7.500	01/15/24	4		4,038
Government National Mortgage Assoc.	7.500	02/15/24	—(r	)	319
Government National Mortgage Assoc.	7.500	02/15/24	2		2,218
Government National Mortgage Assoc.	7.500	03/15/24	1		1,393
Government National Mortgage Assoc.	7.500	04/15/24	1		972
Government National Mortgage Assoc.	7.500	04/15/24	1		1,202
Government National Mortgage Assoc.	7.500	05/15/24	—(r	)	103
Government National Mortgage Assoc.	7.500	06/15/24	1		612
Government National Mortgage Assoc.	7.500	06/15/24	1		1,233

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(Continued)
Government National Mortgage Assoc.	7.500%	06/15/24	3	$2,571
Government National Mortgage Assoc.	7.500	07/15/24	2	1,889
Government National Mortgage Assoc.	7.500	07/15/24	4	3,746
Government National Mortgage Assoc.	8.500	04/15/25	35	36,748
Israel Government, AID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/33	500	661,793
Resolution Funding Corp. Interest Strips, Bonds	2.046(s)	01/15/30	280	233,914
Resolution Funding Corp. Interest Strips, Bonds	3.624(s)	04/15/30	1,000	832,123
Resolution Funding Corp. Principal Strips, Bonds	2.737(s)	01/15/30	1,540	1,307,863
Resolution Funding Corp. Principal Strips, Bonds	3.114(s)	04/15/30	2,280	1,920,516
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485	1,439,373
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	285	266,558
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	335	351,006
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	237,947
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	1,300	1,524,667
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170	1,604,362

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $184,968,516)				183,058,993

U.S. TREASURY OBLIGATIONS 44.2%
U.S. Treasury Bonds	1.875	11/15/51	810	756,084
U.S. Treasury Bonds	2.000	11/15/41	7,480	7,165,606
U.S. Treasury Bonds	2.250	05/15/41	59,895	59,745,262
U.S. Treasury Bonds	3.000	11/15/44(k)	4,790	5,373,033
U.S. Treasury Bonds	3.375	11/15/48	11,305	13,958,142
U.S. Treasury Bonds	3.625	08/15/43	280	343,088
U.S. Treasury Notes	0.125	06/30/23	1,960	1,930,753
U.S. Treasury Notes	1.250	04/30/28	13,820	13,377,328
U.S. Treasury Notes	1.875	02/28/29	8,410	8,442,852
U.S. Treasury Notes	1.875	02/15/32	440	441,856
U.S. Treasury Notes	2.875	05/15/28	22,350	23,738,145
U.S. Treasury Notes	3.125	11/15/28	14,145	15,303,122
U.S. Treasury Strips Coupon	0.768(s)	05/15/30	1,145	980,227
U.S. Treasury Strips Coupon	1.175(s)	05/15/29	4,625	4,046,875
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	150	95,285
U.S. Treasury Strips Coupon	1.389(s)	05/15/43	4,550	2,708,672
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	180	109,294
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	475	286,763
U.S. Treasury Strips Coupon	1.503(s)	02/15/39	8,755	5,949,638
U.S. Treasury Strips Coupon	1.505(s)	11/15/41	2,445	1,518,288
U.S. Treasury Strips Coupon	1.677(s)	02/15/43	19,800	11,875,359
U.S. Treasury Strips Coupon	1.775(s)	02/15/40	1,505	990,654
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	580	485,048
U.S. Treasury Strips Coupon	1.960(s)	05/15/41	210	132,259
U.S. Treasury Strips Coupon	1.982(s)	08/15/39	2,050	1,378,145

See Notes to Financial Statements.

PGIM Government Income Fund	25

Schedule of Investments (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(Continued)
U.S. Treasury Strips Coupon	2.010%(s)	08/15/30	1,585	$1,349,231
U.S. Treasury Strips Coupon	2.010(s)	02/15/42	130	80,153
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	300	207,023
U.S. Treasury Strips Coupon	2.071(s)	08/15/41	60	37,514
U.S. Treasury Strips Coupon	2.085(s)	08/15/43	675	399,937
U.S. Treasury Strips Coupon	2.172(s)	02/15/28	675	606,551
U.S. Treasury Strips Coupon	2.188(s)	05/15/39	1,505	1,021,401
U.S. Treasury Strips Coupon	2.228(s)	05/15/28	345	308,196
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	2,200	1,422,008
U.S. Treasury Strips Coupon	2.347(s)	11/15/40	3,965	2,538,529
U.S. Treasury Strips Coupon	2.353(s)	02/15/44	620	361,731
U.S. Treasury Strips Coupon	2.365(s)	05/15/44	2,105	1,223,696
U.S. Treasury Strips Coupon	2.365(s)	11/15/44	2,240	1,288,700
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	190	116,264
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	590	331,414
U.S. Treasury Strips Coupon	2.436(s)	02/15/46	665	371,647
U.S. Treasury Strips Coupon	2.443(s)	08/15/44	480	277,481
U.S. Treasury Strips Coupon	2.480(s)	11/15/43	13,768	8,097,843

TOTAL U.S. TREASURY OBLIGATIONS (cost $210,682,119)				201,171,097

TOTAL LONG-TERM INVESTMENTS (cost $464,275,863)				453,240,382

			Shares

SHORT-TERM INVESTMENT 0.9%

UNAFFILIATED FUND
Dreyfus Government Cash Management (Institutional Shares) (cost $4,188,713)			4,188,713	4,188,713

TOTAL SHORT-TERM INVESTMENTS (cost $4,188,713)				4,188,713

TOTAL INVESTMENTS 100.5% (cost $468,464,576)				457,429,095
Liabilities in excess of other assets(z) (0.5)%				(2,091,531)

NET ASSETS 100.0%				$455,337,564

Below is a list of the abbreviation(s) used in the annual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

See Notes to Financial Statements.

26

Aces—Alternative Credit Enhancements Securities

AID—Agency for International Development

CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Corporation

IO—Interest Only (Principal amount represents notional)

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
228	2 Year U.S. Treasury Notes	Jun. 2022	$49,071,656	$160,043
441	5 Year U.S. Treasury Notes	Jun. 2022	52,162,031	364,819
1,133	10 Year U.S. Treasury Notes	Jun. 2022	144,386,688	1,285,620
41	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	7,623,438	115,479

				1,925,961

Short Positions:
526	10 Year U.S. Ultra Treasury Notes	Jun. 2022	74,338,596	(890,376)
888	20 Year U.S. Treasury Bonds	Jun. 2022	139,138,500	(1,842,841)

				(2,733,217)

				$(807,256)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$—	$3,620,908

See Notes to Financial Statements.

PGIM Government Income Fund	27

Schedule of Investments (continued)

as of February 28, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations.	$—	$36,808,853	$—
Commercial Mortgage-Backed Securities	—	28,969,199	—
Corporate Bonds	—	3,109,652	—
Residential Mortgage-Backed Securities	—	122,588	—
U.S. Government Agency Obligations	—	183,058,993	—
U.S. Treasury Obligations	—	201,171,097	—
Short-Term Investment
Unaffiliated Fund	4,188,713	—	—

Total	$4,188,713	$453,240,382	$—

Other Financial Instruments*
Assets
Futures Contracts.	$1,925,961	$—	$—

Liabilities
Futures Contracts.	$(2,733,217)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2022 were as follows (unaudited):

U.S. Treasury Obligations	44.2%	Unaffiliated Fund	0.9%
U.S. Government Agency Obligations	40.2	Diversified Financial Services	0.7
Collateralized Loan Obligations	8.1
Commercial Mortgage-Backed Securities	6.4

See Notes to Financial Statements.

28

Industry Classification (continued):

Residential Mortgage-Backed Securities	0.0 *%

100.5
Liabilities in excess of other assets	(0.5)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$1,925,961	*	Due from/to broker-variation margin futures	$2,733,217	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended February 28, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps

Interest rate contracts	$367,320	$(169,341)	$(3,939,063)	$(2,084,649)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM Government Income Fund	29

Schedule of Investments (continued)

as of February 28, 2022

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Interest rate contracts	$(266,894)	$179,696	$(1,438,188)	$(113,613)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended February 28, 2022, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)
$47,271	$48,800	$259,209,878	$202,965,993

Inflation Swap Agreements(2)	Interest Rate Swap Agreements(2)
$21,975,000	$4,032,000

(1)	Cost.
(2)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the year ended February 28, 2022.

See Notes to Financial Statements.

30

Statement of Assets & Liabilities

as of February 28, 2022

Assets

Unaffiliated investments (cost $468,464,576)	$457,429,095
Receivable for investments sold	12,388,417
Dividends and interest receivable	1,672,216
Receivable for Fund shares sold	1,001,919
Prepaid expenses and other assets	2,993

Total Assets	472,494,640

Liabilities

Payable for investments purchased	13,899,801
Payable for Fund shares purchased	1,495,102
Due to broker—variation margin futures	1,326,187
Accrued expenses and other liabilities	160,690
Management fee payable	160,348
Distribution fee payable	50,326
Dividends payable	35,917
Affiliated transfer agent fee payable	26,372
Directors’ fees payable	2,333

Total Liabilities	17,157,076

Net Assets	$455,337,564

Net assets were comprised of:
Common stock, at par	$502,166
Paid-in capital in excess of par	490,361,704
Total distributable earnings (loss)	(35,526,306)

Net assets, February 28, 2022	$455,337,564

See Notes to Financial Statements.

PGIM Government Income Fund	31

Statement of Assets & Liabilities

as of February 28, 2022

Class A
Net asset value and redemption price per share, ($217,848,086 ÷ 24,001,327 shares of common stock issued and outstanding)	$9.08
Maximum sales charge (3.25% of offering price)	0.31

Maximum offering price to public	$9.39

Class C
Net asset value, offering price and redemption price per share, ($6,098,284 ÷ 670,119 shares of common stock issued and outstanding)	$9.10

Class R
Net asset value, offering price and redemption price per share, ($8,464,507 ÷ 931,010 shares of common stock issued and outstanding)	$9.09

Class Z
Net asset value, offering price and redemption price per share, ($128,655,268 ÷ 14,200,357 shares of common stock issued and outstanding)	$9.06

Class R6
Net asset value, offering price and redemption price per share, ($94,271,419 ÷ 10,413,800 shares of common stock issued and outstanding)	$9.05

See Notes to Financial Statements.

32

Statement of Operations

Year Ended February 28, 2022

Net Investment Income (Loss)

Income
Interest income	$9,121,731
Affiliated dividend income	10,705
Unaffiliated dividend income	120

Total income	9,132,556

Expenses
Management fee	2,506,068
Distribution fee(a)	772,563
Transfer agent’s fees and expenses (including affiliated expense of $188,399)(a)	765,884
Registration fees(a)	114,071
Custodian and accounting fees	79,024
Shareholders’ reports	42,800
Audit fee	37,207
Legal fees and expenses	22,790
Directors’ fees	14,693
Miscellaneous	37,292

Total expenses	4,392,392
Less: Fee waiver and/or expense reimbursement(a)	(405,369)
Distribution fee waiver(a)	(25,704)

Net expenses	3,961,319

Net investment income (loss)	5,171,237

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(7,381,278)
Futures transactions	(3,939,063)
Options written transactions	(169,341)
Swap agreement transactions	(2,084,649)

(13,574,331)

Net change in unrealized appreciation (depreciation) on:
Investments	(14,047,763)
Futures	(1,438,188)
Options written	179,696
Swap agreements	(113,613)

(15,419,868)

Net gain (loss) on investment transactions	(28,994,199)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(23,822,962)

See Notes to Financial Statements.

PGIM Government Income Fund	33

Statement of Operations

Year Ended February 28, 2022

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	611,657	83,794	77,112	—	—
Transfer agent’s fees and expenses	605,651	11,109	17,480	129,721	1,923
Registration fees	26,336	16,946	14,211	28,996	27,582
Fee waiver and/or expense reimbursement	(106,435)	(3,645)	(4,473)	(215,020)	(75,796)
Distribution fee waiver	—	—	(25,704)	—	—

See Notes to Financial Statements.

34

Statements of Changes in Net Assets

	Year Ended February 28,

	2022	2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$5,171,237	$5,794,194
Net realized gain (loss) on investment transactions	(13,574,331)	12,917,975
Net change in unrealized appreciation (depreciation) on investments	(15,419,868)	(17,267,305)

Net increase (decrease) in net assets resulting from operations	(23,822,962)	1,444,864

Dividends and Distributions
Distributions from distributable earnings
Class A	(8,134,356)	(5,635,628)
Class B	—	(640)
Class C	(189,619)	(115,511)
Class R	(303,955)	(158,592)
Class Z	(6,112,852)	(5,540,438)
Class R6	(4,097,484)	(2,116,938)

	(18,838,266)	(13,567,747)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	140,166,202	746,647,316
Net asset value of shares issued in reinvestment of dividends and distributions	17,754,134	12,780,854
Cost of shares purchased	(299,843,938)	(554,848,129)

Net increase (decrease) in net assets from Fund share transactions	(141,923,602)	204,580,041

Total increase (decrease)	(184,584,830)	192,457,158

Net Assets:
Beginning of year	639,922,394	447,465,236

End of year	$455,337,564	$639,922,394

See Notes to Financial Statements.

PGIM Government Income Fund	35

Financial Highlights

Class A Shares

	Year Ended February 28/29,

	2022	2021	2020	2019	2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$9.86	$10.01	$9.33	$9.29	$9.55

Income (loss) from investment operations:

Net investment income (loss)	0.07	0.06	0.16	0.16	0.12

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.53)	(0.05)	0.72	0.07	(0.17)

Total from investment operations	(0.46)	0.01	0.88	0.23	(0.05)

Less Dividends and Distributions:

Dividends from net investment income	(0.16)	(0.16)	(0.20)	(0.19)	(0.16)

Distributions from net realized gains	(0.16)	-	-	-	(0.05)

Total dividends and distributions	(0.32)	(0.16)	(0.20)	(0.19)	(0.21)

Net asset value, end of year	$9.08	$9.86	$10.01	$9.33	$9.29

Total Return(b):	(4.72)%	0.08%	9.48%	2.51%	(0.61)%

Ratios/Supplemental Data:

Net assets, end of year (000)	$217,848	$268,126	$258,869	$256,351	$289,049

Average net assets (000)	$244,663	$357,068	$255,449	$271,435	$312,816

Ratios to average net assets(c)(d):

Expenses after waivers and/or expense reimbursement	0.98%	0.95%	1.05%	1.06%	1.01%

Expenses before waivers and/or expense reimbursement	1.02%	1.00%	1.05%	1.06%	1.01%

Net investment income (loss)	0.74%	0.56%	1.67%	1.70%	1.30%

Portfolio turnover rate(e)(f)	143%	232%	119%	143%	428%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

Class C Shares

	Year Ended February 28/29,

	2022		2021		2020	2019	2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$9.88		$10.04		$9.35	$9.31	$9.57

Income (loss) from investment operations:

Net investment income (loss)	(0.01	)(b)	(0.02	)(b)	0.08	0.08	0.05

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.53)		(0.05)		0.73	0.07	(0.18)

Total from investment operations	(0.54)		(0.07)		0.81	0.15	(0.13)

Less Dividends and Distributions:

Dividends from net investment income	(0.08)		(0.09)		(0.12)	(0.11)	(0.08)

Distributions from net realized gains	(0.16)		-		-	-	(0.05)

Total dividends and distributions	(0.24)		(0.09)		(0.12)	(0.11)	(0.13)

Net asset value, end of year	$9.10		$9.88		$10.04	$9.35	$9.31

Total Return(c):	(5.50)%		(0.75)%		8.67%	1.65%	(1.38)%

Ratios/Supplemental Data:

Net assets, end of year (000)	$6,098		$12,166		$7,768	$8,677	$9,001

Average net assets (000)	$8,379		$13,921		$7,755	$8,612	$10,053

Ratios to average net assets(d)(e):

Expenses after waivers and/or expense reimbursement	1.81%		1.69%		1.88%	1.91%	1.79%

Expenses before waivers and/or expense reimbursement	1.85%		1.74%		1.88%	1.91%	1.79%

Net investment income (loss)	(0.09)%		(0.20)%		0.85%	0.85%	0.51%

Portfolio turnover rate(f)(g)	143%		232%		119%	143%	428%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund	37

Financial Highlights (continued)

Class R Shares

	Year Ended February 28/29,

	2022	2021	2020	2019	2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$9.87	$10.03	$9.34	$9.30	$9.56

Income (loss) from investment operations:

Net investment income (loss)	0.04	0.03	0.13	0.13	0.10

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.52)	(0.06)	0.73	0.07	(0.18)

Total from investment operations	(0.48)	(0.03)	0.86	0.20	(0.08)

Less Dividends and Distributions:

Dividends from net investment income	(0.14)	(0.13)	(0.17)	(0.16)	(0.13)

Distributions from net realized gains	(0.16)	-	-	-	(0.05)

Total dividends and distributions	(0.30)	(0.13)	(0.17)	(0.16)	(0.18)

Net asset value, end of year	$9.09	$9.87	$10.03	$9.34	$9.30

Total Return(b):	(5.01)%	(0.30)%	9.26%	2.17%	(0.88)%

Ratios/Supplemental Data:

Net assets, end of year (000)	$8,465	$11,915	$11,346	$12,198	$13,718

Average net assets (000)	$10,282	$12,173	$11,439	$13,211	$14,559

Ratios to average net assets(c)(d):

Expenses after waivers and/or expense reimbursement	1.28%	1.24%	1.35%	1.39%	1.29%

Expenses before waivers and/or expense reimbursement	1.57%	1.54%	1.60%	1.64%	1.54%

Net investment income (loss)	0.44%	0.29%	1.38%	1.37%	1.02%

Portfolio turnover rate(e)(f)	143%	232%	119%	143%	428%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class Z Shares

	Year Ended February 28/29,

	2022	2021	2020	2019	2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$9.84	$9.99	$9.31	$9.27	$9.53

Income (loss) from investment operations:

Net investment income (loss)	0.12	0.10	0.20	0.19	0.15

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.53)	(0.04)	0.71	0.07	(0.18)

Total from investment operations	(0.41)	0.06	0.91	0.26	(0.03)

Less Dividends and Distributions:

Dividends from net investment income	(0.21)	(0.21)	(0.23)	(0.22)	(0.18)

Distributions from net realized gains	(0.16)	-	-	-	(0.05)

Total dividends and distributions	(0.37)	(0.21)	(0.23)	(0.22)	(0.23)

Net asset value, end of year	$9.06	$9.84	$9.99	$9.31	$9.27

Total Return(b):	(4.26)%	0.55%	9.93%	2.87%	(0.36)%

Ratios/Supplemental Data:

Net assets, end of year (000)	$128,655	$233,898	$98,625	$70,338	$74,262

Average net assets (000)	$163,472	$272,278	$82,582	$61,528	$93,050

Ratios to average net assets(c)(d):

Expenses after waivers and/or expense reimbursement	0.48%	0.48%	0.65%	0.72%	0.76%

Expenses before waivers and/or expense reimbursement	0.61%	0.66%	0.72%	0.72%	0.76%

Net investment income (loss)	1.23%	1.00%	2.06%	2.03%	1.55%

Portfolio turnover rate(e)(f)	143%	232%	119%	143%	428%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund	39

Financial Highlights (continued)

Class R6 Shares

	Year Ended February 28/29,

	2022	2021	2020	2019	2018

Per Share Operating Performance(a):

Net Asset Value, Beginning of Year	$9.83	$9.98	$9.30	$9.26	$9.52

Income (loss) from investment operations:

Net investment income (loss)	0.12	0.10	0.21	0.20	0.17

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.53)	(0.04)	0.71	0.07	(0.18)

Total from investment operations	(0.41)	0.06	0.92	0.27	(0.01)

Less Dividends and Distributions:

Dividends from net investment income	(0.21)	(0.21)	(0.24)	(0.23)	(0.20)

Distributions from net realized gains	(0.16)	-	-	-	(0.05)

Total dividends and distributions	(0.37)	(0.21)	(0.24)	(0.23)	(0.25)

Net asset value, end of year	$9.05	$9.83	$9.98	$9.30	$9.26

Total Return(b):	(4.26)%	0.46%	10.14%	2.98%	(0.19)%

Ratios/Supplemental Data:

Net assets, end of year (000)	$94,271	$113,817	$70,584	$53,380	$42,239

Average net assets (000)	$106,410	$103,539	$59,164	$48,394	$38,343

Ratios to average net assets(c)(d):

Expenses after waivers and/or expense reimbursement	0.47%	0.47%	0.57%	0.61%	0.59%

Expenses before waivers and/or expense reimbursement	0.54%	0.54%	0.59%	0.61%	0.59%

Net investment income (loss)	1.25%	1.02%	2.14%	2.17%	1.75%

Portfolio turnover rate(e)(f)	143%	232%	119%	143%	428%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Government Income Fund (the “Fund’), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek high current return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

PGIM Government Income Fund	41

Notes to Financial Statements (continued)

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an

42

approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to

PGIM Government Income Fund	43

Notes to Financial Statements (continued)

the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund

44

may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off

PGIM Government Income Fund	45

Notes to Financial Statements (continued)

exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

46

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees,

PGIM Government Income Fund	47

Notes to Financial Statements (continued)

transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

48

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.470% of average daily net assets up to $1 billion;	0.47%
0.420% of average daily net assets from $1 billion to $2 billion;
0.320% of average daily net assets from $2 billion to $3 billion;
0.270% of average daily net assets over $3 billion.

The Manager has contractually agreed, through June 30, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	0.48
R6	0.47

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2023 to limit such fees on certain classes based on

PGIM Government Income Fund	49

Notes to Financial Statements (continued)

the average daily net assets. The distribution fees are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit
A	0.25%	—%
C	1.00	—
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 28, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount
A	$54,723
C	—

CDSC by Class	Amount
A	$8,294
C	1,711

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

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The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended February 28, 2022, no 17a-7 transactions were entered into by the Fund.

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$441,769,451	$573,632,098

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the year ended February 28, 2022, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$28,289,549	$195,930,757	$224,220,306	$—	$—	$—	—	$10,705

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

6.     Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended February 28, 2022, the tax character of dividends paid by the Fund were $14,735,011 of ordinary income and $4,103,255 of long-term capital gains. For the year ended February 28, 2021, the tax character of dividends paid by the Fund was $13,567,747 of ordinary income.

As of February 28, 2022, the accumulated undistributed earnings on a tax basis was $514,229 of ordinary income.

PGIM Government Income Fund	51

Notes to Financial Statements (continued)

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$472,624,017	$4,888,236	$(20,890,414)	$(16,002,178)

The difference between GAAP basis and tax basis was primarily attributable to deferred losses on wash sales, the difference in the treatment of premium amortization for GAAP and tax purposes, straddle loss deferrals, options and futures.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2022 of approximately $20,002,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2022 are subject to such review.

7.     Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

52

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 3.4 billion shares of common stock, $0.01 par value per share, 2.5 billon of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class	Number of Shares
A	230,000,000
B	5,000,000
C	495,000,000
R	500,000,000
Z	500,000,000
T	270,000,000
R6	500,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	17,700	0.1%
R	761,982	81.8%
Z	29,609	0.2%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	57.1%

PGIM Government Income Fund	53

Notes to Financial Statements (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Year ended February 28, 2022:
Shares sold	2,322,603	$22,320,836
Shares issued in reinvestment of dividends and distributions	761,290	7,225,575
Shares purchased	(6,217,406)	(59,540,791)
Net increase (decrease) in shares outstanding before conversion	(3,133,513)	(29,994,380)
Shares issued upon conversion from other share class(es)	62,765	605,409
Shares purchased upon conversion into other share class(es)	(131,565)	(1,260,731)
Net increase (decrease) in shares outstanding	(3,202,313)	$(30,649,702)

Year ended February 28, 2021:
Shares sold	19,503,373	$196,126,633
Shares issued in reinvestment of dividends and distributions	496,281	5,011,272
Shares purchased	(18,549,898)	(186,044,581)
Net increase (decrease) in shares outstanding before conversion	1,449,756	15,093,324
Shares issued upon conversion from other share class(es)	164,327	1,645,158
Shares purchased upon conversion into other share class(es)	(267,945)	(2,700,528)
Net increase (decrease) in shares outstanding	1,346,138	$14,037,954

Class B

Period ended June 26, 2020*:
Shares sold	6,552	$64,393
Shares issued in reinvestment of dividends and distributions	45	464
Shares purchased	(1,377)	(13,769)
Net increase (decrease) in shares outstanding before conversion	5,220	51,088
Shares purchased upon conversion into other share class(es)	(32,496)	(329,857)
Net increase (decrease) in shares outstanding	(27,276)	$(278,769)

54

Share Class	Shares	Amount

Class C
Year ended February 28, 2022:
Shares sold	38,749	$371,176
Shares issued in reinvestment of dividends and distributions	19,891	189,231
Shares purchased	(552,634)	(5,349,799)
Net increase (decrease) in shares outstanding before conversion	(493,994)	(4,789,392)
Shares purchased upon conversion into other share class(es)	(67,079)	(651,806)
Net increase (decrease) in shares outstanding	(561,073)	$(5,441,198)

Year ended February 28, 2021:
Shares sold	1,199,603	$12,100,131
Shares issued in reinvestment of dividends and distributions	11,282	114,156
Shares purchased	(610,383)	(6,141,844)
Net increase (decrease) in shares outstanding before conversion	600,502	6,072,443
Shares purchased upon conversion into other share class(es)	(143,391)	(1,434,313)
Net increase (decrease) in shares outstanding	457,111	$4,638,130

Class R

Year ended February 28, 2022:
Shares sold	110,534	$1,062,090
Shares issued in reinvestment of dividends and distributions	28,628	272,156
Shares purchased	(415,054)	(3,978,022)
Net increase (decrease) in shares outstanding	(275,892)	$(2,643,776)

Year ended February 28, 2021:
Shares sold	458,311	$4,621,876
Shares issued in reinvestment of dividends and distributions	14,048	141,968
Shares purchased	(396,921)	(4,006,654)
Net increase (decrease) in shares outstanding	75,438	$757,190

PGIM Government Income Fund	55

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Class Z
Year ended February 28, 2022:
Shares sold	9,107,898	$87,283,499
Shares issued in reinvestment of dividends and distributions	628,766	5,972,680
Shares purchased	(18,558,859)	(178,106,865)
Net increase (decrease) in shares outstanding before conversion	(8,822,195)	(84,850,686)
Shares issued upon conversion from other share class(es)	124,370	1,191,394
Shares purchased upon conversion into other share class(es)	(875,891)	(8,494,116)
Net increase (decrease) in shares outstanding	(9,573,716)	$(92,153,408)

Year ended February 28, 2021:
Shares sold	44,624,811	$448,590,847
Shares issued in reinvestment of dividends and distributions	535,955	5,396,964
Shares purchased	(31,506,607)	(316,530,316)
Net increase (decrease) in shares outstanding before conversion	13,654,159	137,457,495
Shares issued upon conversion from other share class(es)	263,110	2,644,208
Shares purchased upon conversion into other share class(es)	(14,860)	(148,742)
Net increase (decrease) in shares outstanding	13,902,409	$139,952,961

Class R6
Year ended February 28, 2022:
Shares sold	3,048,578	$29,128,601
Shares issued in reinvestment of dividends and distributions	431,955	4,094,492
Shares purchased	(5,533,159)	(52,868,461)
Net increase (decrease) in shares outstanding before conversion	(2,052,626)	(19,645,368)
Shares issued upon conversion from other share class(es)	892,111	8,642,704
Shares purchased upon conversion into other share class(es)	(3,385)	(32,854)
Net increase (decrease) in shares outstanding	(1,163,900)	$(11,035,518)

Year ended February 28, 2021:
Shares sold	8,464,824	$85,143,436
Shares issued in reinvestment of dividends and distributions	210,395	2,116,030
Shares purchased	(4,199,046)	(42,110,965)
Net increase (decrease) in shares outstanding before conversion	4,476,173	45,148,501
Shares issued upon conversion from other share class(es)	32,270	324,074
Net increase (decrease) in shares outstanding	4,508,443	$45,472,575

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

56

8.     Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended February 28, 2022. The average daily balance for the 8 days that the Fund had loans outstanding during the period was approximately $3,776,625, borrowed at a weighted average interest rate of 1.41%. The maximum loan outstanding amount during the period was $17,078,000. At February 28, 2022, the Fund did not have an outstanding loan amount.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

PGIM Government Income Fund	57

Notes to Financial Statements (continued)

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

58

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Government Income Fund	59

Notes to Financial Statements (continued)

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is

60

possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.     Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Government Income Fund	61

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios, Inc. 14 and Shareholders of PGIM Government Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Government Income Fund (one of the funds constituting Prudential Investment Portfolios, Inc. 14, referred to hereafter as the “Fund”) as of February 28, 2022, the related statement of operations for the year ended February 28, 2022, the statement of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the two years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period ended February 28, 2022 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended February 29, 2020 and the financial highlights for each of the periods ended on or prior to February 29, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated April 17, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

April 20, 2022

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

62

Tax Information (unaudited)

We are advising you that during the year ended February 28, 2022, the Fund reports the maximum amount allowed per share but not less than $0.08 for Class A, C, R, Z and R6 shares as a capital gain distribution in accordance with Section 852(b)(3)(C) of the Internal Revenue Code.

For the year ended February 28, 2022, the Fund reports the maximum amount allowable but not less than 63.88% as interest-related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2023, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the Federal tax status of the dividends received by you in calendar year 2022.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders provided that the Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 32.61% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

PGIM Government Income Fund	63

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 95

President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); formerly Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).

		None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 95

Retired; formerly Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

		Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Government Income Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 92

President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly Telemat Ltd) (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).

Trustee of Equity Residential (residential real estate) (since December 2009); Director of Northern Trust Corporation (financial services) (since April 2006); formerly Director of Anixter International, Inc. (communication products distributor) (January 2006-June 2020).

Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 94

Retired; formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer - Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management (asset management).

Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).

Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 95

Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly Executive Committee of the IDC Board of Governors (October 2019-December 2021); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).

		None.	Since September 2013

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Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 91

A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly Visiting Professor of Law, Stanford Law School (2015-2021); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).

Independent Director, Andela (since January 2022) (global talent network); Independent Director, Roku (since December 2020) (communication services); formerly Independent Director, Synnex Corporation (2019-2021) (information technology); formerly Independent Director, Kabbage, Inc. (2018-2020) (financial services); formerly Independent Director, Corporate Capital Trust (2017-2018) (a business development company).

Since September 2017

Brian K. Reid 1961 Board Member Portfolios Overseen: 94

Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).

		None.	Since March 2018

PGIM Government Income Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 94

Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.

		Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 94

President, Chief Executive Officer, Chief Operating Officer and Officer in Charge of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011); Investment Company Institute - Board of Governors (since May 2012).

		None.	Since January 2012

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Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 95

Executive Vice President (since May 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).

		None.	Since March 2010

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer

Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).

Since December 2005

Isabelle Sajous 1976 Chief Compliance Officer

Chief Compliance Officer (since April 2022) of the PGIM Funds, Target Funds, PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, Advanced Series Trust, The Prudential Series Fund and Prudential’s Gibraltar Fund, Inc.; Chief Compliance Officer (since March 2022) of the PGIM Private Real Estate Fund; Vice President, Compliance of PGIM Investments LLC (since December 2020); formerly Director, Compliance (July 2018-December 2020) of Credit Suisse Asset Management LLC; and Vice President, Associate General Counsel & Deputy Chief Compliance Officer of Cramer Rosenthal McGlynn, LLC (August 2014-July 2018).

Since April 2022

PGIM Government Income Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Andrew R. French 1962 Secretary

Vice President (since December 2018) of PGIM Investments LLC; formerly Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.

Since October 2006

Diana N. Huffman 1982 Assistant Secretary

Vice President and Corporate Counsel (since September 2015) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).

Since March 2019

Melissa Gonzalez 1980 Assistant Secretary

Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.

Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; and Corporate Counsel (2012-2017) of IIL, Inc.	Since June 2020

Debra Rubano 1975 Assistant Secretary

Vice President and Corporate Counsel (since November 2020) of Prudential; formerly Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary of numerous funds in the Allianz fund complex (2015-2020).

Since December 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 1975 Treasurer and Principal Financial and Accounting Officer

Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).

Since January 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 1973 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

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Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Jonathan Corbett 1983 Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since August 2019) of Prudential; formerly Vice President and Head of Key Risk Areas Compliance (March 2016 to July 2019), Chief Privacy Officer (March 2016 to July 2019) and Head of Global Financial Crimes Unit (April 2014 to March 2016) at MetLife.

Since October 2021

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
∎	“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.
∎	“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, Target Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.
∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

PGIM Government Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov.Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Government Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GOVERNMENT INCOME FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PGVAX	PRICX	JDRVX	PGVZX	PGIQX

CUSIP	74439V107	74439V305	74439V503	74439V404	74439V875

MF128E

PGIM FLOATING RATE INCOME FUND

ANNUAL REPORT

FEBRUARY 28, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Floating Rate Income Fund informative and useful. The report covers performance for the 12-month period that ended February 28, 2022.

The global economy and markets continued to recover throughout the period from the ongoing impact of the COVID-19 pandemic. The Federal Reserve (the Fed) kept interest rates near zero to promote borrowing, while the approval of effective vaccines encouraged states to reopen their economies. Yet inflation surged to a 40-year high near the end of the period, prompting the Fed to signal it would begin raising rates to combat rising consumer prices.

Stocks rallied for much of the period, with ongoing stimulus programs helping boost the job market and corporate profits. Equity markets rose to record levels but became much more volatile later on as investors worried that supply-chain challenges, the emergence of more contagious variants, and geopolitical uncertainty in Europe relating to Russia’s invasion of Ukraine might stall the recovery. For the period, large-cap US equities and stocks in developed foreign markets rose. Emerging market and small-cap US stocks fell.

Fixed income investors turned cautious during the period. Investment-grade bonds in the US and the overall global bond market, along with emerging market debt, posted negative returns for the period. US high yield corporate bonds posted a small gain.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is a top-10 investment manager globally with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Floating Rate Income Fund

April 15, 2022

PGIM Floating Rate Income Fund 3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 2/28/22

	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A

(with sales charges)	-0.37	3.42	3.83	—

(without sales charges)	1.93	3.89	4.06	—

Class C

(with sales charges)	0.18	3.14	3.29	—

(without sales charges)	1.16	3.14	3.29	—

Class Z

(without sales charges)	2.18	4.15	4.33	—

Class R6

(without sales charges)	2.34	4.23	N/A	4.10 (04/27/2015)

Credit Suisse Leveraged Loan Index

	3.25	4.06	4.54	—

Average Annual Total Returns as of 2/28/22 Since Inception (%)

Class R6 (04/27/2015)

Credit Suisse Leveraged Loan Index	4.05

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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Growth of a $10,000 Investment (unaudited)

The graph compares a $10,000 investment in the Fund’s Class Z shares with a similar investment in the Credit Suisse Leveraged Loan Index by portraying the initial account values at the beginning of the 10-year period for Class Z shares (February 29, 2012) and the account values at the end of the current fiscal year (February 28, 2022), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for other share classes will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

PGIM Floating Rate Income Fund 5

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Credit Suisse Leveraged Loan Index—The Credit Suisse Leveraged Loan Index (the Index) is an unmanaged index that represents the investable universe of the US dollar-denominated leveraged loan market.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

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Credit Quality expressed as a percentage of total investments as of 2/28/22 (%)

AAA	3.0

AA	0.2

A	0.1

BBB	7.6

BB	29.4

B	54.6

CCC	4.8

Not Rated	0.6

Cash/Cash Equivalents	-0.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/22

	Total Distributions Paid for 12 Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.33	2.73	2.44

Class C	0.25	2.04	1.69

Class Z	0.35	3.05	2.79

Class R6	0.35	3.09	2.93

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Floating Rate Income Fund 7

Strategy and Performance Overview* (unaudited)

How did the Fund perform?

The PGIM Floating Rate Income Fund’s Class Z shares returned 2.18% in the 12-month reporting period that ended February 28, 2022, underperforming the 3.25% return of the Credit Suisse Leveraged Loan Index (the Index).

What were the market conditions?

•

US leveraged loans gained over the reporting period, as inflows into bank loan mutual funds and robust collateralized loan obligation (CLO) formation continued to provide a strong technical backdrop for the asset class. For calendar-year 2021, inflows into bank loan mutual funds totaled nearly $35 billion, as market participants increasingly sought out floating rate assets as a potential hedge against rising interest rates. This was followed by more than $15 billion of inflows through the first two months of 2022. Meanwhile, institutional demand remained strong, as investors sought out additional ways to earn spread.

•

Strong technicals, combined with an improved corporate outlook and a decline in default rates, drove loan prices higher throughout much of the period before heightened supply and geopolitical-related volatility drove some modest declines over the last month of the period. (Technicals are indicators derived from market data to help assess conditions in a given asset class.) After hitting a high of approximately $98.5 in October of 2021, the average price of all loans in the Index ended the period at $97.7. Meanwhile, average spreads ended the period at approximately 450 basis points (bps), relatively flat year-over-year. (One basis point equals 0.01%.)

•

After generating a total return of 5.40% during calendar-year 2021, the Index returned -0.14% through the first two months of 2022, as broad market volatility hurt returns during the last month of the period. By quality, B-rated loans outperformed BB-rated loans over the period, as lower-rated loans continued to outperform.

•

While the COVID-19 pandemic took a significant toll on many loan issuers, a robust growth backdrop, improving credit fundamentals, and access to the capital markets drove a sharp decline in defaults over the period. The par-weighted loan default rate, including distressed exchanges, ended the period at 0.61%, down 3.38% from February 2021.

•

Loan issuance remained robust throughout 2021, with gross new-loan issuance the second highest on record. However, issuance slowed noticeably the last month of the period amid heightened volatility across the broader markets. Totaling $835 billion in 2021, gross new issuance totaled $98 billion through the first two months of 2022, down 53% from the year-earlier period.

What worked?

•

The average market risk of the Fund, as measured by spread duration, was higher than that of the Index throughout the period, on average. This positioning was a strong contributor to performance over the period.

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•

While overall security selection detracted from the Fund’s performance during the period, security selection in healthcare & pharmaceuticals, upstream energy, gaming/lodging/leisure, and electric utilities contributed.

•	While overall industry selection detracted from results, positioning in retailers & restaurants, foreign non-corporates, upstream energy, and media & entertainment added to performance.

•

From a single-name credit perspective, positioning in Extraction Oil & Gas (upstream energy), Envision Healthcare (healthcare & pharmaceutical), and Alliance Healthcare Services (healthcare & pharmaceutical) added value.

What didn’t work?

•	Overall security selection was the largest detractor from the Fund’s performance during the period, with selection in media & entertainment, banking, and capital goods the largest detractors.

•	Within sector allocation, positioning in electric utilities, metals & mining, and midstream energy detracted the most.

•	Diamond Sports (media & entertainment), JP Morgan Chase & Co. (banking), and Heritage Power (electric utilities) were the largest single-name detractors from performance.

Did the Fund use derivatives?

The Fund held futures to help manage the portfolio’s duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) Overall, this strategy had a negative impact on performance during the period. The Fund also participated in credit default swaps to increase or reduce credit risk to specific issuers. This strategy had a negative impact on performance.

Current outlook

•

PGIM Fixed Income remains constructive on the asset class and expects momentum to carry into the rest of 2022, as CLO creation remains robust and investors continue to seek out floating rate assets to protect against rising interest rates.

•

PGIM Fixed Income’s base case is for loans to deliver a coupon-type of return (approximately 4.0%) and for defaults to remain below 1.0% in 2022. Ultimately, PGIM Fixed Income believes actively managed credit selection will be a differentiating factor between managers in volatile markets.

* This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Fund’s assigned index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to U.S. generally accepted accounting principles.

PGIM Floating Rate Income Fund 9

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

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provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Floating Rate Income Fund		Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,000.60	0.95%	$4.71

	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

Class C	Actual	$1,000.00	$ 997.90	1.70%	$8.42

	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50

Class Z	Actual	$1,000.00	$1,001.90	0.70%	$3.47

	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

Class R6	Actual	$1,000.00	$1,003.20	0.65%	$3.23

	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2022, and divided by the 365 days in the Fund’s fiscal year ended February 28, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Floating Rate Income Fund 11

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Schedule of Investments

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 99.1%

ASSET-BACKED SECURITIES 3.3%

Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month Term SOFR + 1.390% (Cap N/A, Floor 1.390%)	1.631%(c)	04/20/35		25,000	$24,938,675
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	1.318(c)	07/27/31		4,939	4,934,470
Carlyle U.S. CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	1.421(c)	01/15/30		8,750	8,750,364
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	1.294(c)	04/20/31		1,000	997,885
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	1.335(c)	05/06/30		26,000	25,905,807
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	1.429(c)	10/20/31		997	992,630
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290% (Cap N/A, Floor 1.290%)	1.449(c)	10/15/32		2,500	2,498,950
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.385(c)	01/18/34		20,000	20,019,198
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	2.061(c)	10/20/34		4,725	4,698,475
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class B1, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)	2.871(c)	09/01/31		750	749,652
OCP CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R2, 144A	— (p)	01/15/33		40,000	39,903,080
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	4,998,701
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.391(c)	01/17/31		5,910	5,903,629

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 13

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190% (Cap N/A, Floor 0.000%)	2.431%(c)	07/15/31	1,500	$1,499,294

TOTAL ASSET-BACKED SECURITIES (cost $147,331,028)				146,790,810

BANK LOANS 84.2%

Advertising 0.3%
Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loans, 1 Month LIBOR + 3.500%	3.709(c)	12/17/26	15,213	15,005,672

Aerospace & Defense 1.1%
Cobham Ultra U.S. Co-Borrower LLC,
Term Loan	— (p)	12/24/28	3,875	3,838,672
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%	3.724(c)	04/06/26	8,315	8,045,743
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%	3.724(c)	04/06/26	4,470	4,325,668
Spirit AeroSystems, Inc.,
Term Loan B, 3 Month LIBOR + 3.750%	4.250(c)	01/15/25	7,556	7,516,154
TransDigm, Inc.,
Tranche E Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.459(c)	05/30/25	7,752	7,614,613
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.459(c)	12/09/25	15,499	15,228,202
Tranche G Refinancing Term Loan, 1 Month LIBOR + 2.250%	2.459(c)	08/22/24	992	976,775

				47,545,827

Agriculture 0.3%
Alltech, Inc.,
Term B Loan, 1 Month LIBOR + 4.000%^	4.500(c)	10/13/28	5,975	5,967,531
Sycamore Buyer LLC,
Term Loan	— (p)	09/24/28	5,692	5,632,600

				11,600,131

See Notes to Financial Statements.
14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Airlines 2.0%
Air Canada (Canada),
Term Loan, 3 Month LIBOR + 3.500%	4.250%(c)	08/11/28	9,550	$9,478,375
American Airlines, Inc.,
2020 Replacement Term Loan, 1 Month LIBOR + 1.750%	1.959(c)	01/29/27	686	652,450
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	04/20/28	26,700	27,153,900
Term Loan	— (p)	12/14/23	4,078	4,006,069
Mileage Plus Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%	6.250(c)	06/21/27	17,000	17,766,071
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/21/28	30,883	30,677,544

				89,734,409

Apparel 0.6%
Calceus Acquisition, Inc.,
Term Loan, 3 Month LIBOR + 5.500%	6.008(c)	02/12/25	15,769	13,837,657
Fanatics Commerce Intermediate Holdco LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	11/24/28	11,075	10,982,712

				24,820,369

Auto Manufacturers 0.5%
American Trailer World Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.850%	4.500(c)	03/03/28	15,662	15,363,848
Novae LLC,
Tranche B Term Loan, SOFR + 5.000%^	5.750(c)	12/22/28	8,731	8,621,424

				23,985,272

Auto Parts & Equipment 1.9%
Adient U.S. LLC,
Term B-1 Loan, 1 Month LIBOR + 3.250%	3.459(c)	04/10/28	14,929	14,848,631
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	04/06/24	10,118	10,037,359
Autokiniton U.S. Holdings, Inc.,
Closing Date Term B Loan, 1 - 6 Month LIBOR + 4.500%	5.000(c)	04/06/28	4,303	4,272,442
Clarios Global LP,
Amendment No. 1 Dollar Term Loan (First Lien), 1 Month LIBOR + 3.250%	3.459(c)	04/30/26	1,250	1,235,938

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 15

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Auto Parts & Equipment (cont’d.)
Dexko Global, Inc.,
Closing Date Dollar Term Loan (First Lien), 3 Month LIBOR + 3.750%	4.250%(c)	10/04/28	3,349	$3,293,462
Delayed Draw Dollar Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	10/04/28	538	528,937
Excelitas Technologies Corp.,
First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%^	4.500(c)	12/02/24	745	737,668
Holley, Inc.,
Delayed Draw Term Loan, 3 Month LIBOR + 3.825%	4.667(c)	11/17/28	283	280,400
Initial Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	11/17/28	5,668	5,608,006
IXS Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	03/05/27	4,831	4,541,157
Superior Industries International, Inc.,
Replacement Term Loan, 1 Month LIBOR + 4.000%^	4.209(c)	05/22/24	7,432	7,394,555
Tenneco, Inc.,
Tranche A Term Loan, 1 Month LIBOR + 1.750%	1.959(c)	09/29/23	18,012	17,840,855
Tranche B Term Loan, 1 Month LIBOR + 3.000%	3.209(c)	10/01/25	1,285	1,275,531
TI Group Automotive Systems LLC (United Kingdom),
2021 Refinancing Term Loan B, 3 Month LIBOR + 3.250%	3.750(c)	12/16/26	1,662	1,654,125
Truck Hero, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	01/31/28	13,545	13,294,071

				86,843,137

Banks 0.2%
Walker & Dunlop, Inc.,
Initial Term Loan, SOFR + 2.250%	2.750(c)	12/16/28	7,900	7,860,500

Beverages 0.8%
Arctic Glacier USA, Inc.,
Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	03/20/24	15,567	14,457,844
City Brewing Co. LLC,
First Lien Closing Date Term Loan, 3 Month LIBOR + 3.500%^	4.250(c)	04/05/28	6,187	5,831,248
Naked Juice LLC,
Delayed Draw Term Loan, SOFR + 3.250%	3.750(c)	01/24/29	374	370,075
Term Loan, SOFR + 3.250%	3.750(c)	01/24/29	6,476	6,414,637

See Notes to Financial Statements.
16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Beverages (cont’d.)
Refresco Holding BV (Netherlands),
Facility B-2, 3 Month GBP LIBOR + 3.500%	4.065%(c)	03/28/25	GBP	6,300	$8,375,979
Sunshine Investments BV (Netherlands),
Facility B-2, SONIA + 3.500%^	4.065(c)	03/28/25	GBP	1,649	1,632,413

					37,082,196

Building Materials 1.0%
ACProducts Holdings, Inc.,
Initial Term Loan, 1 - 6 Month LIBOR + 4.250%	4.750(c)	05/17/28		4,317	4,095,738
Chariot Buyer LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	11/03/28		3,175	3,143,250
Cornerstone Building Brands, Inc.,
New Term Loan B, 1 Month LIBOR + 3.250%	3.750(c)	04/12/28		7,027	6,868,756
Griffon Corp.,
Term B Loan, SOFR + 2.750%	3.267(c)	01/24/29		3,875	3,841,094
Hunter Douglas, Inc. (Netherlands),
Term Loan	— (p)	02/09/29		15,775	15,518,656
ILPEA Parent, Inc.,
Term Loan, 1 Month LIBOR + 4.500%^	5.250(c)	06/22/28		1,914	1,906,567
PHRG Intermediate LLC,
Initial Term Loan, 3 Month LIBOR + 6.000%^	6.750(c)	12/16/26		5,725	5,667,750
Quikrete Holdings, Inc.,
Term Loan	— (p)	06/11/28		2,600	2,574,000
Vector WP HoldCo, Inc.,
Initial Term B Loan, 1 Month LIBOR + 5.000%^	5.750(c)	10/12/28		3,000	2,940,000

					46,555,811

Chemicals 4.3%
Albaugh LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	12/23/24		3,177	3,161,087
Term Loan^	— (p)	02/18/29		7,595	7,576,012
Alpha BV (United Kingdom),
Initial Dollar Term Loan, 1 Month LIBOR + 2.500%	3.000(c)	03/18/28		16,183	16,081,587
ColourOZ Investment LLC,
First Lien Initial Term B-2 Loan - Non-PIK, 3 Month LIBOR + 4.250%	5.250(c)	09/21/23		21,138	20,885,389
First Lien Initial Term C Loan - Non-PIK, 3 Month LIBOR + 4.250%	5.250(c)	09/21/23		3,472	3,415,478

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 17

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Chemicals (cont’d.)
Colouroz Midco - Colouroz Investment 2 LLC,
Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 4.250%	5.250%(c)	09/21/24	126	$123,407
Cyanco Intermediate 2 Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	3.709(c)	03/16/25	9,930	9,749,603
Diamond BC BV,
Term Loan B, 1 Month LIBOR + 3.000%	3.500(c)	09/29/28	10,300	10,132,625
DuBois Chemicals Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	4.709(c)	09/30/26	14,623	14,513,703
Geon Performance Solutions LLC,
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	08/18/28	8,273	8,211,011
Herens U.S. Holdco Corp.,
Term Loan	— (p)	07/02/28	5,800	5,753,600
Ineos U.S. Petrochem LLC,
2026 Tranche B Dollar Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	01/29/26	5,149	5,097,634
2028 Dollar Term Loan, 3 Month LIBOR + 2.500%^	3.000(c)	11/08/28	2,000	1,972,500
KRATON Polymers U.S. LLC,
Term Loan	— (p)	11/18/28	8,400	8,321,250
LSF11 A5 HoldCo LLC,
Term Loan B, 3 Month LIBOR + 3.750%	4.250(c)	10/15/28	20,366	20,111,425
Lummus Technology Holdings V LLC,
New Term B Loan, 1 Month LIBOR + 3.500%	3.709(c)	06/30/27	11,685	11,545,896
Luxembourg Investment Co. Sarl (Luxembourg),
Initial Term Loans, SOFR + 5.000%	5.500(c)	01/03/29	4,190	4,150,719
Olympus Water U.S. Holding Corp.,
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	11/09/28	1,125	1,107,844
Perstorp Holding AB (Sweden),
Facility B Loan, 3 Month LIBOR + 4.250%	4.908(c)	02/27/26	9,771	9,738,666
Plaskolite PPC Intermediate II LLC,
2021-1 Refinancing Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	12/15/25	4,975	4,830,356
PMHC II, Inc.,
Term Loan	— (p)	02/03/29	5,500	5,413,375
PQ Corp.,
Initial Term Loan, 3 Month LIBOR + 2.750%	3.250(c)	06/09/28	4,378	4,337,503

See Notes to Financial Statements.
18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Chemicals (cont’d.)
Starfruit Finco BV (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.102%(c)	10/01/25		5,468	$5,395,716
Tronox Finance LLC,
First Lien Term Loan B, 1 - 3 Month LIBOR + 2.250%	2.420(c)	03/10/28		5,706	5,623,216
Venator Materials LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%^	3.209(c)	08/08/24		1,177	1,150,396
WR Grace Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	09/22/28		2,050	2,037,188

					190,437,186

Commercial Services 7.1%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%	5.250(c)	08/12/28		18,475	18,232,516
AG Group Holdings, Inc.,
Initial Term Loan, SOFR + 4.250%	4.750(c)	12/29/28		2,380	2,363,637
Albion Acquisitions Ltd. (United Kingdom),
Term Loan B, 3 Month LIBOR + 5.250%	5.750(c)	07/31/26		3,000	2,971,890
AlixPartners LLP,
Initial Dollar Term Loan, 1 Month LIBOR + 2.750%	3.250(c)	02/04/28		9,071	8,964,526
Allied Universal Holdco LLC,
Term Loan USD, 3 Month LIBOR + 3.750%	4.250(c)	05/12/28		15,384	15,172,119
Amentum Government Services Holdings LLC,
Term Loan	— (p)	01/31/27		5,489	5,465,667
Term Loan B, SOFR + 4.000%^	4.500(c)	03/31/29		16,951	16,844,663
APi Group DE, Inc.,
2021 Incremental Term Loan, 1 Month LIBOR + 2.750%	2.959(c)	01/03/29		2,400	2,386,999
ArchKey Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.250%	6.000(c)	06/29/28		8,808	8,758,641
Boels Topholding BV (Netherlands),
Facility B-2, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	02/06/27	EUR	4,000	4,381,284
Bright Horizons Family Solutions LLC,
Term Loan B, 1 Month LIBOR + 2.250%	2.750(c)	11/24/28		5,675	5,615,884
CCRR Parent, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	03/06/28		2,819	2,822,352

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 19

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Commercial Services (cont’d.)
CHG Healthcare Services, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%	4.000%(c)	09/29/28	2,334	$2,313,726
Cimpress PLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	05/17/28	3,786	3,760,734
CoreLogic Inc,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	06/02/28	23,148	22,735,607
EAB Global, Inc.,
Term Loan, 1 - 3 Month LIBOR + 3.500%	4.000(c)	08/16/28	14,100	13,954,601
Fly Funding II Sarl (Luxembourg),
Term Loan B, 3 Month LIBOR + 1.750%	2.150(c)	08/11/25	8,689	8,468,736
Indy U.S. Bidco LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.750%	3.959(c)	03/06/28	13,391	13,282,208
Inmar, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.000%	5.000(c)	05/01/24	4,821	4,784,704
Kingpin Intermediate Holdings LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500(c)	07/03/24	4,574	4,545,490
Latham Pool Products, Inc.,
Term Loan^	— (p)	02/18/29	9,700	9,530,250
Mavis Tire Express Services TopCo LP,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	05/04/28	4,780	4,752,144
MPH Acquisition Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%	4.750(c)	09/01/28	17,985	17,448,609
NAB Holdings LLC,
Initial Term Loan, SOFR + 3.000%	3.500(c)	11/23/28	13,100	12,900,225
NorthRiver Midstream Finance LP (Canada),
Initial Term B Loan, 3 Month LIBOR + 3.250%	3.464(c)	10/01/25	7,345	7,266,023
PECF USS Intermediate Holding III Corp.,
Initial Term Loan, 1 Month LIBOR + 4.250%	4.750(c)	12/15/28	3,076	3,057,735
RLG Holdings LLC,
First Lien Closing Date Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	07/07/28	2,240	2,221,800
Sabre GLBL, Inc.,
2021 Other Term B-1 Loan, 1 Month LIBOR + 3.500%	4.000(c)	12/17/27	1,563	1,538,425

See Notes to Financial Statements.
20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Commercial Services (cont’d.)
Sabre GLBL, Inc., (cont’d.)
2021 Other Term B-2 Loan, 1 Month LIBOR + 3.500%	4.000%(c)	12/17/27	2,492	$2,452,340
Safe Fleet Holdings LLC,
Term Loan	— (p)	02/23/29	3,150	3,112,594
Syniverse Holdings, Inc.,
Term Loan	— (p)	02/28/29	5,200	5,169,122
Tranche C Term Loan, 3 Month LIBOR + 5.000%	6.000(c)	03/09/23	38,456	37,631,029
Trans Union LLC,
2021 Incremental Term B-6 Loan, 1 Month LIBOR + 2.000%	2.500(c)	12/01/28	8,644	8,543,052
Travelport Finance Sarl (Luxembourg),
Term Loan Non-PIK, 3 Month LIBOR + 8.750%	9.750(c)	02/28/25	324	332,439
TruGreen LP,
Second Refinancing Term Loan (First Lien), 1 Month LIBOR + 4.000%	4.750(c)	11/02/27	1,089	1,086,958
University Support Services LLC (Canada),
Initial Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	02/10/29	9,267	9,137,675
Vaco Holdings LLC,
Initial Term Loan, SOFR + 5.000%^	5.750(c)	01/29/29	6,670	6,603,300
Verscend Holding Corp.,
New Term Loan B, 1 Month LIBOR + 4.000%	4.105(c)	08/27/25	8,205	8,181,201
VT Topco, Inc.,
First Lien 2021 Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	08/01/25	5,069	5,032,177
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%^	3.459(c)	08/01/25	1,836	1,810,536
Term Loan	— (p)	08/01/25	388	385,270

				316,018,888

Computers 3.3%
Condor Merger Sub, Inc.,
Term Loan	— (p)	06/30/29	32,125	31,683,281
ConvergeOne Holdings Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	5.105(c)	01/04/26	17,047	16,255,455
Escape Velocity Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%^	4.750(c)	10/08/28	3,375	3,341,250
Imprivata, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	12/01/27	918	913,243

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 21

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Computers (cont’d.)
McAfee LLC,
Term B USD Loan, 3 Month LIBOR + 2.750%	6.000%(c)	09/30/24	14,811	$14,777,467
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	13,710	13,638,383
Procera Networks, Inc. (Canada),
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	4.709(c)	10/31/25	8,853	8,793,704
Redstone Holdco LP,
First Lien Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	04/27/28	10,408	9,687,819
Sitel Worldwide Corp. (France),
Initial Dollar Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	08/28/28	2,748	2,732,083
SonicWall U.S. Holdings, Inc.,
First Lien Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	05/16/25	6,829	6,731,971
Tempo Acquisition LLC,
Additional Initial Term B-1 Loan, SOFR + 3.000%	3.500(c)	08/31/28	10,650	10,610,867
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.498(c)	08/20/25	13,730	13,447,021
Vision Solutions, Inc.,
Third Amendment Term Loan (First Lien), 3 Month LIBOR + 4.000%	4.750(c)	04/24/28	16,896	16,700,834

				149,313,378

Cosmetics/Personal Care 0.4%
Conair Holdings LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	05/17/28	6,784	6,701,143
Rainbow Finco Sarl (Luxembourg),
Term Loan^	— (p)	02/01/29	9,275	12,317,988

				19,019,131

Distribution/Wholesale 0.5%
DEI Sales, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 5.500%	6.250(c)	04/28/28	8,469	8,437,620

See Notes to Financial Statements.
22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Distribution/Wholesale (cont’d.)
Pearls Netherlands Bidco BV (Netherlands),
Term Loan	— %(p)	02/04/29	8,051	$7,965,458
Quimper AB (Sweden),
Term Loan	— (p)	02/13/26	7,000	7,591,217

				23,994,295

Diversified Financial Services 3.2%
Avolon TLB Borrower 1 U.S. LLC (Ireland),
Term B-4 Loans, 1 Month LIBOR + 1.500%	2.250(c)	02/12/27	3,750	3,703,646
Avolon TLB Borrower U.S. LLC (Ireland),
Term B-5 Loan, 1 Month LIBOR + 2.250%	2.750(c)	12/01/27	2,475	2,460,563
Castlelake Aviation One DAC,
Initial Term Loan, 3 Month LIBOR + 2.750%	3.250(c)	10/22/26	18,762	18,488,147
Cowen, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%^	4.000(c)	03/24/28	20,062	19,711,055
Fly Willow Funding Ltd. (Cayman Islands),
Term Loan, 3 Month LIBOR + 6.000%	7.000(c)	10/15/25	4,409	4,411,481
Focus Financial Partners LLC,
First Lien Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%	3.000(c)	06/30/28	5,061	5,002,095
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%	2.209(c)	07/03/24	3,680	3,628,889
GreenSky Holdings LLC,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%^	3.500(c)	03/31/25	16,785	16,742,848
Tranche B-2 Term Loan, 1 Month LIBOR + 4.500%^	5.500(c)	03/31/25	2,407	2,400,700
Hightower Holding LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	04/21/28	5,593	5,552,407
Hudson River Trading LLC,
Term Loan, 3 Month LIBOR + 0.114%	3.305(c)	03/20/28	21,831	21,428,473
LHS Borrower LLC,
Term Loan^	— (p)	02/16/29	11,300	11,158,750
Paysafe Holdings U.S. Corp.,
Facility B-1, 1 Month LIBOR + 2.750%	3.250(c)	06/28/28	5,411	5,025,208
Propulsion Finco Sarl (Luxembourg),
Term Loan^	— (p)	03/31/29	6,475	6,458,813
VFH Parent LLC,
Initial Term Loan, SOFR + 3.000%	3.500(c)	01/13/29	17,050	16,895,493

				143,068,568

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 23

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Electric 0.6%
Heritage Power LLC,
Term Loan B, 1 - 6 Month LIBOR + 6.000%	7.000	%(c)	07/30/26	12,306	$8,078,804
PG&E Corp.,
Term Loan B, 3 Month LIBOR + 3.000%	3.500	(c)	06/23/25	18,815	18,461,925
Pike Corp., 2028 Term Loan, 1 Month LIBOR + 3.000%	3.210	(c)	01/21/28	575	569,692

					27,110,421

Electronics 0.5%
Deliver Buyer, Inc.,
Term Loan, 3 Month LIBOR + 5.000%^	5.224	(c)	05/01/24	1,895	1,885,564
II-VI, Inc.,
Term Loan	—	(p)	12/08/28	11,600	11,476,750
Ingram Micro, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.500%	4.000	(c)	06/30/28	7,747	7,691,059

					21,053,373

Energy-Alternate Sources 0.1%
Esdec Solar Group BV (Netherlands),
Initial Term Loan, 3 Month LIBOR + 5.000%^	5.750	(c)	08/30/28	1,679	1,653,569
WIN Waste Innovations Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.750%	3.250	(c)	03/24/28	3,980	3,933,565

					5,587,134

Engineering & Construction 1.2%
Artera Services LLC,
First Lien Tranche B Term Loan, 3 Month LIBOR + 3.500%	4.500	(c)	03/06/25	3,806	3,663,155
Brand Industrial Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%	5.250	(c)	06/21/24	21,986	20,955,074
Centuri Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%	3.000	(c)	08/27/28	5,592	5,544,802
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 1 Month LIBOR + 12.000%^	13.000	(c)	10/04/23	91	96,037
Osmose Utilities Services, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	3.750	(c)	06/23/28	6,633	6,537,178

See Notes to Financial Statements.
24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Engineering & Construction (cont’d.)
Refficiency Holdings LLC,
2021 Delayed Draw Term Loan, 1 Month LIBOR + 3.750%^	4.500%(c)	12/16/27	35	$34,165
Term Loan^	— (p)	12/16/27	6,548	6,450,266
Rockwood Service Corp.,
Initial Term Loan, 1 Month LIBOR + 4.000%	4.209(c)	01/23/27	611	609,977
TRC Cos., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%	4.250(c)	12/09/28	4,503	4,435,455
VM Consolidated, Inc.,
Initial Term Loan, 3 - 6 Month LIBOR + 3.250%	3.539(c)	03/24/28	5,829	5,787,054

				54,113,163

Entertainment 2.9%
Allen Media LLC,
Term B Loan, 3 Month LIBOR + 5.500%	5.632(c)	02/10/27	20,986	20,887,218
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 1 - 3 Month LIBOR + 3.000%	3.125(c)	04/22/26	737	666,094
AP Gaming I LLC,
Term Loan B, SOFR + 4.000%^	4.750(c)	02/09/29	12,850	12,689,375
CBAC Borrower LLC,
Term B Loan, 1 Month LIBOR + 4.000%	4.209(c)	07/08/24	12,440	12,170,529
Dorna Sports SL (Spain),
Term Loan	— (p)	02/03/29	2,350	2,595,961
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.750(c)	10/21/24	10,352	10,300,093
J&J Ventures Gaming LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	04/26/28	9,190	9,138,776
Maverick Gaming LLC,
Term B Loan, 3 Month LIBOR + 7.500%^	8.500(c)	09/03/26	6,548	6,515,235
Raptor Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	11/01/26	8,038	8,005,109
Scientific Games Holdings LP,
Term Loan	— (p)	02/04/29	16,225	16,105,568
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.959(c)	08/14/24	26,181	25,999,123
Stars Group Holdings BV (Canada),
2021 Refinancing Dollar Term Loan, 3 Month LIBOR + 2.250%	2.474(c)	07/21/26	6,085	6,016,297

				131,089,378

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 25

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Environmental Control 1.2%
Covanta Holding Corp.,
Initial Term B Loan, 1 Month LIBOR + 2.500%	3.000%(c)	11/30/28	446	$441,535
Initial Term C Loan, 1 Month LIBOR + 2.500%	3.000(c)	11/30/28	33	33,074
EWT Holdings III Corp.,
Term Loan, 1 Month LIBOR + 2.500%	2.750(c)	04/01/28	1,055	1,044,153
Filtration Group Corp.,
2021 Incremental Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	10/21/28	5,083	5,041,971
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.209(c)	03/31/25	12,729	12,587,261
GFL Environmental, Inc. (Canada),
2020 Term Loan, 3 Month LIBOR + 3.000%	3.500(c)	05/30/25	2,144	2,134,468
Harsco Corp.,
Term Loan, 1 Month LIBOR + 2.250%^	2.750(c)	03/10/28	7,619	7,485,724
Madison IAQ LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 3.250%	3.750(c)	06/21/28	11,681	11,489,511
Packers Holdings LLC,
Initial Term Loan, 1 - 6 Month LIBOR + 3.250%	4.000(c)	03/09/28	11,855	11,632,275

				51,889,972

Food Service 0.0%
TKC Holdings, Inc.,
Term Loan, 3 Month LIBOR + 5.500%	6.500(c)	05/15/28	1,557	1,538,776

Foods 1.3%
American Seafoods Group LLC,
Incremental Tranche B Term Loan, 3 Month LIBOR + 2.750%^	3.750(c)	08/21/23	4,130	4,088,208
BCPE North Star U.S. Holdco, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.750(c)	06/09/28	11,059	10,927,674
CHG PPC Parent LLC,
Term Loan, 1 Month LIBOR + 3.250%^	3.500(c)	12/08/28	3,500	3,395,000
Dairyland USA Corp.,
2020 Extended Term Loan, 1 Month LIBOR + 5.500%^	5.710(c)	06/22/25	800	796,018
Del Monte Foods, Inc.,
Term Loan	— (p)	02/15/29	8,025	7,934,719
H-Food Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.688%	3.896(c)	05/23/25	10,454	10,117,790
Term Loan	— (p)	05/23/25	650	629,485

See Notes to Financial Statements.
26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Foods (cont’d.)
Shearer’s Foods LLC,
Refinancing Term Loan (First Lien), 1 Month LIBOR + 3.500%	4.250%(c)	09/23/27	15,619	$15,048,466
Sovos Brands Intermediate, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	06/08/28	6,430	6,392,906

				59,330,266

Forest Products & Paper 0.3%
Domtar Corp.,
Initial Term Loan, 1 Month LIBOR + 5.500%	6.250(c)	11/30/28	4,848	4,799,850
Term Loan	— (p)	11/30/28	841	832,259
Neenah, Inc.,
New Term Loan B, 3 Month LIBOR + 3.000%^	3.500(c)	04/06/28	1,990	1,955,175
Pixelle Specialty Solutions LLC,
Initial Term Loan, 1 Month LIBOR + 6.500%	7.500(c)	10/31/24	438	433,688
Schweitzer-Mauduit International, Inc.,
Term B Loan, 1 Month LIBOR + 3.750%^	4.500(c)	04/20/28	1,512	1,467,028
Sylvamo Corp.,
Term B Loan, 1 Month LIBOR + 4.500%	5.000(c)	08/18/28	5,618	5,559,979

				15,047,979

Hand/Machine Tools 0.0%
Apex Tool Group LLC,
Initial Term Loan, SOFR + 5.250%	5.750(c)	02/08/29	1,950	1,937,812

Healthcare-Products 0.1%
Avantor Funding, Inc.,
Incremental B-5 Dollar Term Loan, 1 Month LIBOR + 2.250%	2.750(c)	11/08/27	5,328	5,287,680

Healthcare-Services 4.9%
Accelerated Health Systems LLC,
Initial Term B Loan, SOFR + 4.500%	5.160(c)	02/15/29	16,940	16,820,014
AHP Health Partners, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	08/24/28	3,671	3,645,563
Air Methods Corp.,
Initial Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	04/22/24	10,960	10,095,011

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 27

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Healthcare-Services (cont’d.)
BW NHHC Holdco, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 5.000%	5.488%(c)	05/15/25	5,221	$4,327,257
Confluent Health LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%^	4.500(c)	11/30/28	6,931	6,861,672
Electron Bidco, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	11/01/28	12,025	11,897,234
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%	3.959(c)	10/10/25	750	545,809
eResearch Technology, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.500(c)	02/04/27	1,609	1,606,224
Global Medical Response, Inc.,
2017-2 New Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	03/14/25	10,055	9,998,915
2020 Term Loan, 3 Month LIBOR + 4.250%	5.250(c)	10/02/25	3,293	3,274,533
Heartland Dental LLC,
2021 Incremental Term Loan, 1 Month LIBOR + 4.000%	4.162(c)	04/30/25	4,562	4,529,488
Initial Term Loan, 1 Month LIBOR + 3.500%	3.709(c)	04/30/25	1,990	1,961,511
ICON Luxembourg Sarl (Luxembourg),
Lux Term Loan, 3 Month LIBOR + 2.250%	2.750(c)	07/03/28	4,156	4,107,987
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%	3.959(c)	11/16/25	17,900	17,686,202
Mamba Purchaser, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	10/16/28	7,478	7,403,547
Medical Solutions Holdings, Inc.,
Initial Term Loan, 6 Month LIBOR + 3.500%	4.000(c)	11/01/28	5,040	4,992,750
Pacific Dental Services LLC,
Term Loan, 1 Month LIBOR + 3.250%	4.000(c)	05/05/28	5,614	5,588,619
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	3.459(c)	03/05/26	5,366	5,281,536
Tranche B-3 Term Loan, 1 Month LIBOR + 3.500%/PRIME + 2.500%	3.662(c)	03/05/26	11,396	11,216,972
PRA Health Sciences, Inc.,
U.S. Term Loan, 3 Month LIBOR + 2.250%	2.750(c)	07/03/28	1,036	1,023,508
Radnet Management, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.000%/PRIME + 2.000%	3.754(c)	04/23/28	10,029	9,936,093
Select Medical Corp.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%	2.460(c)	03/06/25	2,500	2,460,937

See Notes to Financial Statements.
28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Healthcare-Services (cont’d.)
Sound Inpatient Physicians Holdings LLC,
First Lien 2021 Incremental Term Loan, 1 Month LIBOR + 3.000%	3.500%(c)	06/27/25	1,269	$1,255,939
Term Loan	— (p)	06/28/25	2,000	1,974,166
Sound Inpatient Physicians, Inc.,
Second Lien Initial Loan, 1 Month LIBOR + 6.750%	6.959(c)	06/26/26	11,176	11,092,593
Surgery Center Holdings, Inc.,
2021 New Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	08/31/26	8,731	8,643,515
U.S. Anesthesia Partners, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%	4.750(c)	10/01/28	16,094	15,887,326
U.S. Renal Care, Inc.,
2021 Incremental Term Loan, 1 Month LIBOR + 5.000%	5.209(c)	06/26/26	8,380	8,107,427
First Lien Term Loan B, 1 Month LIBOR + 5.000%	5.125(c)	06/26/26	9,315	8,955,906
Upstream Newco, Inc.,
August 2021 Incremental Term Loan, 3 Month LIBOR + 4.250%	4.459(c)	11/20/26	10,995	10,912,310
WP CityMD Bidco LLC,
Second Amendment Refinancing Term Loan, 1 - 6 Month LIBOR + 3.250%	3.750(c)	12/22/28	7,747	7,684,180

				219,774,744

Holding Companies-Diversified 0.1%
Belfor Holdings, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%^	3.959(c)	04/06/26	2,688	2,678,240

Home Furnishings 0.8%
AI Aqua Merger Sub, Inc.,
Term Loan	— (p)	07/30/28	3,236	3,210,491
Term Loan	— (p)	07/31/28	14,239	14,126,160
Snap One Holdings Corp.,
Term Loan, 3 Month LIBOR + 4.500%^	5.000(c)	12/08/28	5,575	5,505,312
TGP Holdings III LLC,
First Lien Closing Date Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	06/29/28	5,355	5,238,559

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 29

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Home Furnishings (cont’d.)
Weber-Stephen Products LLC,
Initial Term B Loan, 1 - 6 Month LIBOR + 3.250%	4.000%(c)	10/30/27	3,406	$3,302,234
Term Loan^	— (p)	10/30/27	4,175	4,101,937

				35,484,693

Housewares 0.4%
Ozark Holdings LLC,
2020 Incremental Term Loan, 1 Month LIBOR + 3.750%	4.250(c)	12/16/27	5,531	5,489,505
Sunset Debt Merger Sub, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	10/06/28	12,020	11,719,500

				17,209,005

Insurance 2.1%
Acrisure LLC,
2021-2 Additional Term Loan, 3 Month LIBOR + 4.250%	4.750(c)	02/15/27	1,600	1,583,000
First Lien 2021-1 Additioanl Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	02/15/27	1,232	1,218,567
Term Loan B 2020, 2 Month LIBOR + 3.500%	3.724(c)	02/15/27	13,376	13,147,746
AmWINS Group, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	3.000(c)	02/19/28	15,665	15,404,362
AssuredPartners, Inc.,
Term Loan, SOFR + 3.500%	4.000(c)	02/12/27	3,955	3,920,394
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%	5.459(c)	01/20/29	9,750	9,621,956
New B-8 Term Loan, 1 Month LIBOR + 3.250%	3.459(c)	12/23/26	15,785	15,492,894
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.459(c)	07/31/27	12,900	12,652,092
BroadStreet Partners, Inc.,
Term Loan B-3, 1 Month LIBOR + 3.000%	3.209(c)	01/27/27	3,117	3,065,637
Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	01/27/27	13,141	12,927,194
Howden Group Holdings Ltd. (United Kingdom),
2021 Dollar Refinancing Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	11/12/27	5,327	5,253,285
Term Loan^	— (p)	11/12/27	1,375	1,359,531

				95,646,658

See Notes to Financial Statements.
30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Internet 0.6%
Buzz Merger Sub Ltd. (Bermuda),
Term Loan^	— %(p)	01/29/27	2,301	$2,266,298
CMI Marketing, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%	4.750(c)	03/23/28	4,353	4,312,314
MH Sub I LLC,
2020 June New Term Loan, 1 Month LIBOR + 3.750%	4.750(c)	09/13/24	2,767	2,746,403
NortonLifeLock, Inc.,
Term Loan	— (p)	01/28/29	11,525	11,380,938
Voyage Australia Pty Ltd. (Australia),
First Lien Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	07/20/28	4,162	4,132,928

				24,838,881

Investment Companies 0.1%
EIG Management Co. LLC,
Initial Term Loan, 1 Month LIBOR + 3.750%^	4.500(c)	02/24/25	1,959	1,948,825

Iron/Steel 0.0%
Helix Acquisition Holdings, Inc.,
Amendment No. 3 Incremental Term Loan, 3 Month LIBOR + 3.750%^	3.974(c)	09/30/24	665	647,000
Incremental Term Loan, 3 Month LIBOR + 4.250%^	4.750(c)	09/30/24	712	705,093

				1,352,093

Leisure Time 0.8%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%	4.000(c)	08/17/28	9,629	9,528,403
Bombardier Recreational Products, Inc. (Canada),
2020 Replacement Term Loan, 1 Month LIBOR + 2.000%	2.209(c)	05/24/27	10,796	10,599,753
Fender Musical Instruments Corp.,
Initial Term, SOFR + 4.000%^	4.050(c)	12/01/28	3,144	3,128,653
Hayward Industries, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 2.500%	3.000(c)	05/30/28	2,562	2,534,902

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 31

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Leisure Time (cont’d.)
MajorDrive Holdings IV LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%	4.563%(c)	06/01/28	7,880	$7,814,320
Recess Holdings, Inc.,
Initial Term Loan (First Lien), 3 - 6 Month LIBOR + 3.750%	4.750(c)	09/30/24	847	839,376

				34,445,407

Lodging 1.1%
Caesars Resort Collection LLC,
Term B Loan, 1 Month LIBOR + 2.750%	2.959(c)	12/23/24	5,019	4,963,194
Term B-1 Loan, 1 Month LIBOR + 3.500%	3.709(c)	07/21/25	12,604	12,541,046
Fertitta Entertainment LLC,
Initial B Term Loan, SOFR + 4.000%	4.500(c)	01/27/29	16,527	16,447,399
Spectacle Gary Holdings LLC,
Term B Loan, 3 Month LIBOR + 4.250%	5.000(c)	12/11/28	8,447	8,376,611
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%	2.500(c)	02/08/27	6,492	6,399,504

				48,727,754

Machinery-Construction & Mining 0.4%
Vertiv Group Corp.,
Term B Loan, 1 Month LIBOR + 2.750%	2.857(c)	03/02/27	17,176	16,596,097

Machinery-Diversified 1.2%
ASP Blade Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	10/13/28	6,437	6,398,777
CD&R Hydra Buyer, Inc.,
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	9.000(c)	04/30/26	300	290,500
Clark Equipment Co. (South Korea),
Third Amendment Incremental Term Loan, 3 Month LIBOR + 2.250%^	2.474(c)	05/18/24	5,479	5,451,350
Tranche B Term Loan, 3 Month LIBOR + 1.835%	1.982(c)	05/18/24	1,968	1,939,943
Columbus McKinnon Corp.,
Initial Term Loan, 3 Month LIBOR + 2.750%	3.250(c)	05/15/28	3,713	3,683,053
CPM Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.500%	3.606(c)	11/15/25	500	493,750
Engineered Machinery Holdings, Inc.,
Incremental USD 1st Lien Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	05/19/28	3,990	3,968,078

See Notes to Financial Statements.
32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Machinery-Diversified (cont’d.)
Hyster-Yale Group, Inc.,
Term loan B Facility, 1 Month LIBOR + 3.500%^	4.000%(c)	05/26/28	5,095	$4,928,946
New VAC U.S. LLC (Germany),
Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	03/08/25	1,340	1,306,557
Pro Mach Group, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.000%	5.000(c)	08/31/28	7,603	7,585,181
Vantage Elevator Solutions,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%^	4.250(c)	11/19/28	1,400	1,387,750
Vertical Midco Gmbh (Germany),
Term Loan B, 3 Month LIBOR + 3.500%	4.000(c)	07/30/27	9,092	9,017,712
Welbilt, Inc.,
Term Loan, 1 Month LIBOR + 2.500%	2.709(c)	10/23/25	7,060	7,030,211

				53,481,808

Media 2.8%
COGECO Financing LP (Canada),
Incremental Term Loan B, 1 Month LIBOR + 2.500%	3.000(c)	09/01/28	3,080	3,046,450
Coral-U.S. Co-Borrower LLC (Chile),
Term Loan	— (p)	01/31/28	3,000	2,936,718
Term Loan B6, 1 Month LIBOR + 3.000%	3.191(c)	10/15/29	12,575	12,441,391
CSC Holdings LLC,
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%	2.360(c)	01/15/26	4,674	4,529,554
September 2019 Term Loan, 1 Month LIBOR + 2.500%	2.691(c)	04/15/27	3,216	3,116,545
Cumulus Media New Holdings, Inc.,
Initial Term Loan, 6 Month LIBOR + 3.750%	4.750(c)	03/31/26	8,886	8,813,499
Diamond Sports Group LLC,
Term Loan, PRIME + 2.250%	5.500(c)	08/24/26	55,733	20,760,675
Gray Television, Inc.,
Term Loan D, 1 Month LIBOR + 3.000%	3.106(c)	12/01/28	9,680	9,605,890
iHeartCommunications, Inc.,
Incremental B Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	05/01/26	10,678	10,591,643
New Term Loan, 1 Month LIBOR + 3.000%	3.209(c)	05/01/26	10,710	10,594,427
Mission Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.500%	2.606(c)	06/02/28	3,333	3,307,061

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 33

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Media (cont’d.)
Radiate Holdco LLC,
Amendment No. 6 New Term Loans, 1 Month LIBOR + 3.250%	4.000	%(c)	09/25/26	9,625	$9,513,109
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%	2.710	(c)	09/30/26	3,134	2,997,278
Term B-3 Loan, 1 Month LIBOR + 3.000%	3.210	(c)	04/01/28	1,646	1,585,915
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month LIBOR + 3.250%	4.000	(c)	03/15/26	4,116	4,083,291
Initial First Lien Term Loan, 1 Month LIBOR + 3.250%	4.000	(c)	01/31/29	10,115	10,021,962
WideOpenWest Finance LLC,
Term B Loan, 3 Month LIBOR + 3.000%	3.500	(c)	12/20/28	5,225	5,174,056
Ziggo Financing Partnership (Netherlands),
Term Loan I, 1 Month LIBOR + 2.500%	2.691	(c)	04/28/28	1,750	1,711,171

					124,830,635

Metal Fabricate/Hardware 0.8%
Crosby U.S. Acquisition Corp.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	4.912	(c)	06/26/26	18,128	17,963,385
Form Technologies LLC,
Last Out Term Loan, 3 Month LIBOR + 9.000%^	10.000	(c)	10/22/25	3,469	3,486,226
Term Loan B Non-PIK, 3 Month LIBOR + 4.500%^	5.500	(c)	07/22/25	2,154	2,126,723
Grinding Media, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.750	(c)	10/12/28	3,242	3,209,456
Hillman Group, Inc.,
Initial Delayed Draw Term Loan, 1 Month LIBOR + 2.750%	3.250	(c)	07/14/28	37	36,282
Initial Term Loan, 1 Month LIBOR + 2.750%	3.250	(c)	07/14/28	1,915	1,893,457
Tank Holding Corp.,
First Lien 2020 Incremental Term Loan, 1 Month LIBOR + 5.000%	5.750	(c)	03/26/26	1,557	1,545,135
Term Loan	—	(p)	03/26/26	698	689,661
WireCo WorldGroup, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%	4.750	(c)	11/13/28	5,877	5,810,884

					36,761,209

See Notes to Financial Statements.
34

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Miscellaneous Manufacturing 0.2%
Gates Global LLC,
Initial B-3 Dollar Term Loan, 1 Month LIBOR + 2.500%	3.250	%(c)	03/31/27	1,803	$1,776,699
Jadex, Inc.,
First Lien 2021 Refinancing Term Loan, 1 Month LIBOR + 4.750%^	5.500	(c)	02/18/28	2,830	2,759,122
Plastipak Packaging, Inc.,
New Tranche B Term Loan, 1 Month LIBOR + 2.500%	3.000	(c)	12/01/28	3,200	3,158,000
Technimark Holdings LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.250	(c)	07/10/28	2,985	2,936,494

					10,630,315

Oil & Gas 0.9%
Apro LLC,
Replacement Term Loan, 3 Month LIBOR + 3.750%	4.500	(c)	11/14/26	2,909	2,885,596
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000	(c)	11/01/25	1,625	1,736,719
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	7.250	(c)	03/28/24	17,578	17,489,949
Delek U.S. Holdings, Inc.,
Term Loan, 1 Month LIBOR + 2.250%	2.459	(c)	03/31/25	11,273	10,977,370
PowerTeam Services LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	4.250	(c)	03/06/25	6,499	6,258,340
Southwestern Energy Co.,
Initial Term Loan, SOFR + 2.500%	3.000	(c)	06/30/27	2,525	2,515,531

					41,863,505

Packaging & Containers 3.1%
Albea Beauty Holdings Sarl (France),
Facility B-2, 3 Month LIBOR + 3.000%	4.000	(c)	04/22/24	245	236,325
Altium Packaging LLC,
2021 Term Loan, 1 Month LIBOR + 2.750%	3.250	(c)	02/03/28	3,361	3,280,849
Berlin Packaging LLC,
Tranche B-5 Term Loan, 1 - 3 Month LIBOR + 3.750%	4.250	(c)	03/13/28	3,990	3,960,905

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 35

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Packaging & Containers (cont’d.)
BW Holding, Inc.,
Delayed Draw Tem Loan, PRIME + 3.000%	6.250%(c)	12/14/28	55	$54,040
Initial Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	12/14/28	2,175	2,150,221
BWay Holding Co.,
Initial Term Loan, 1 Month LIBOR + 3.250%	3.356(c)	04/03/24	2,770	2,717,719
Charter Next Generation, Inc.,
Refinancing 2021 Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	12/01/27	8,481	8,436,037
Flex Acquisition Co., Inc.,
2021 Specified Refinancing Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	03/02/28	5,324	5,295,585
Incremental B-2018 Term Loan, 3 Month LIBOR + 3.000%	3.214(c)	06/29/25	3,496	3,474,317
Golden West Packaging Group LLC,
Initial Term Loan, 1 Month LIBOR + 5.250%^	6.000(c)	12/01/27	2,250	2,233,125
Graham Packaging Co., Inc.,
New Term Loan, 1 Month LIBOR + 3.000%	3.750(c)	08/04/27	17,635	17,441,157
LABL, Inc.,
Initial Dollar Term Loan, 3 Month LIBOR + 5.000%	5.500(c)	10/30/28	5,083	5,049,960
Pactiv Evergreen Group Holdings, Inc.,
Tranche B-3 U.S. Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	09/25/28	8,968	8,844,223
Plaze, Inc.,
2021-1 Term Loan, 1 Month LIBOR + 3.750%^	4.500(c)	08/03/26	3,883	3,786,374
Pregis Topco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.209(c)	07/31/26	10,485	10,428,122
Pregis TopCo LLC,
Facility Incremental Amendment No. 3, 1 Month LIBOR + 4.000%	4.500(c)	07/31/26	1,486	1,478,844
Pretium PKG Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	10/02/28	5,350	5,281,787
Proampac PG Borrower LLC,
2020-1 Term Loan, 3 Month LIBOR + 3.750%/PRIME + 2.750%	4.500(c)	11/03/25	13,593	13,504,319
Reynolds Group Holdings, Inc.,
Tranche B-2 U.S. Term Loan, 1 Month LIBOR + 3.250%	3.459(c)	02/05/26	16,884	16,597,216
Ring Container Technologies Group LLC,
Initial Term Loan, 1 - 6 Month LIBOR + 3.750%	4.259(c)	08/12/28	5,539	5,494,478

See Notes to Financial Statements.
36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Packaging & Containers (cont’d.)
Secure Acquisition, Inc.,
Term Loam B3m - GBP, 3 Month LIBOR + 5.000%^	5.500%(c)	12/15/28		2,394	$2,370,453
Tosca Services LLC,
2021 Refinancing Term Loan, 1 Month LIBOR + 3.500%^	4.250(c)	08/18/27		387	378,851
TricorBraun Holdings, Inc.,
Term Loan, 1 Month LIBOR + 3.250%	3.750(c)	03/03/28		7,498	7,369,430
Trident TPI Holdings, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%	4.250(c)	10/17/24		5,413	5,374,945
Tranche B-3 DDTL Commitments, 2 - 3 Month
LIBOR + 4.000%	4.500(c)	09/15/28		175	174,151
Tranche B-3 Initial Term Loans, 3 Month LIBOR + 4.000%	4.500(c)	09/15/28		1,966	1,953,286
Valcour Packaging LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%^	4.250(c)	10/04/28		2,450	2,416,313

					139,783,032

Pharmaceuticals 3.8%
AI Sirona Luxembourg Acquisition Sarl (Czech Republic),
Term Loan B, 1 Month EURIBOR + 3.500% (Cap N/A, Floor 0.000%)	3.500(c)	09/29/25	EUR	7,000	7,649,258
Amneal Pharmaceuticals LLC,
Initial Term Loan, 1 Month LIBOR + 3.500%	3.750(c)	05/04/25		26,447	25,909,617
Bausch Health Cos., Inc.,
Term Loan	— (p)	01/27/27		14,700	14,534,625
Change Healthcare Holdings LLC,
Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.500(c)	03/01/24		50,103	49,789,992
Embecta Corp.,
Term Loan	— (p)	01/27/29		6,345	6,281,550
Endo Luxembourg Finance Co.,
2021 Term Loan, 3 Month LIBOR + 5.000%	5.750(c)	03/27/28		16,000	15,443,714
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27		17,753	17,656,635
Jazz Financing Lux Sarl,
Initial Dollar Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	05/05/28		3,806	3,789,224

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 37

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Pharmaceuticals (cont’d.)
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.000%(c)	09/24/24		628	$577,981
Milk Specialties Co.,
2021 Refinancing Term Loan, 3 Month LIBOR + 4.000%	5.000(c)	08/15/25		9,196	9,152,176
Second Lien Initial Term Loan, 3 Month LIBOR + 7.500%^	8.250(c)	02/16/26		1,500	1,500,000
Organon & Co.,
Senior Secured Dollar Term Loan, 1 - 3 Month LIBOR + 3.000%	3.500(c)	06/02/28		1,680	1,672,692
PetVet Care Centers LLC,
Term Loan^	— (p)	02/15/25		2,185	2,185,000
Roar BidCo AB (Sweden),
First Lien Term Loan, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	02/17/28	EUR	6,500	7,128,049
Sharp Midco LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	4.500(c)	12/31/28		4,725	4,689,563

					167,960,076

Pipelines 1.0%
AL NGPL Holdings LLC,
Term Loan, 3 Month LIBOR + 3.750%	4.750(c)	04/14/28		1,003	996,979
BCP Renaissance Parent LLC,
Term Loan B-3, SOFR + 3.500%^	4.500(c)	10/30/26		9,000	8,910,000
Medallion Midland Acquisition LP,
Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	10/18/28		4,339	4,288,956
Oryx Midstream Services Permian Basin LLC,
Term Loan B, 3 Month LIBOR + 3.250%	3.750(c)	10/05/28		7,626	7,555,610
Prairie ECI Acquiror, LP,
Initial Term Loan, 1 Month LIBOR + 4.750%	4.959(c)	03/11/26		20,909	20,246,996
TransMontaigne Operating Co. LP,
Tranche B Term Loan, 1 - 3 Month LIBOR + 3.500%	4.000(c)	11/17/28		4,495	4,443,307

					46,441,848

Private Equity 0.0%
HarbourVest Partners, LP,
Term Loan, 3 Month LIBOR + 2.250%	2.488(c)	03/03/25		1,948	1,933,033

See Notes to Financial Statements.
38

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Real Estate 1.0%
ASP MCS Acquisition Corp.,
Initial Term Loan, 3 Month LIBOR + 6.000%/PRIME + 5.000%^	7.000%(c)	10/02/25		69	$65,766
Brookfield Property REIT, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.500%	2.709(c)	08/27/25		27,267	26,608,521
Cushman & Wakefield PLC,
Replacement Term Loan, 1 Month LIBOR + 2.750%	2.855(c)	08/21/25		2,851	2,824,756
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24		16,290	13,540,673
2018 Refinancing Term C Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24		919	763,716

					43,803,432

Real Estate Investment Trusts (REITs) 0.7%
Blackstone Mortgage Trust, Inc.,
New Term Loan B, 1 Month LIBOR + 2.750%	3.250(c)	04/23/26		10,922	10,806,168
Term Loan, 1 Month LIBOR + 2.250%^	2.355(c)	04/23/26		12,101	11,828,506
Starwood Property Mortgage LLC,
Term Loan B-3, 3 Month LIBOR + 3.250%^	4.000(c)	07/27/26		3,785	3,766,089
StarWood Property Mortgage LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%	2.709(c)	07/26/26		3,876	3,827,642

					30,228,405

Retail 5.1%
At Home Group, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%	4.750(c)	07/24/28		21,494	20,831,663
Beacon Roofing Supply, Inc.,
2028 Term Loan, 1 Month LIBOR + 2.250%	2.459(c)	05/19/28		3,625	3,583,926
Constellation Automotive Group Ltd. (United Kingdom),
Facility 1 Loan, 5 Day SONIA + 7.500%	7.937(c)	07/27/29	GBP	1,500	1,999,673
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	4.224(c)	02/07/25		12,464	12,331,470
Project Becker Additional Facility, 3 Month LIBOR + 4.250%	4.750(c)	03/31/26		4,246	4,208,977
EG Finco Ltd. (United Kingdom),
Facility B Loan, 3 Month LIBOR + 4.000%	4.224(c)	02/07/25		1,181	1,168,093
Term B, 1 - 3 Month GBP LIBOR + 4.750%	4.832(c)	02/06/25	GBP	3,979	5,178,121

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 39

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Retail (cont’d.)
Empire Today LLC,
Closing Date Term Loan, 3 Month LIBOR + 5.000%	5.750%(c)	04/03/28		11,016	$10,616,218
Floor & Decor Outlets of America, Inc.,
Replacement Term B-3 Loan, 3 Month LIBOR + 2.000%	2.110(c)	02/12/27		1,683	1,657,586
Fogo de Chao, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 4.250%	5.250(c)	04/07/25		9,500	9,361,462
Foundation Building Materials, Inc.,
Initial Term Loan (First Lien), 1 - 3 Month LIBOR + 3.250%	3.750(c)	01/31/28		11,668	11,428,552
Great Outdoors Group LLC,
Term B-2 Loan, 3 Month LIBOR + 3.750%	4.500(c)	03/06/28		17,528	17,429,024
Harbor Freight Tools USA, Inc.,
2021 Refinancing Loans, 1 Month LIBOR + 2.750%	3.250(c)	10/19/27		6,755	6,635,707
Hoffmaster Group, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 4.000%	5.000(c)	11/21/23		9,270	8,634,982
IRB Holding Corp.,
2022 Replacement Term B Loan, SOFR + 3.000%	3.750(c)	12/15/27		6,397	6,317,159
LBM Acquisition LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	12/17/27		16,102	15,823,188
Leslie’s Poolmart, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.500%	3.019(c)	03/09/28		2,497	2,457,747
MIC Glen LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	07/21/28		2,250	2,225,626
New Era Cap LLC,
Tranche B Term Loan, 1 - 6 Month LIBOR + 6.000%^	6.750(c)	07/13/27		1,505	1,501,238
Pacific Bells LLC,
Initial Term Loan, 1 Month LIBOR + 4.500%^	5.000(c)	11/10/28		5,567	5,573,969
Park River Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%	4.000(c)	12/28/27		2,233	2,194,038
Peer Holding III BV (Netherlands),
Additional Facility B, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	3.250(c)	01/16/27	EUR	4,000	4,399,650
Facility B, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 0.000%)	3.000(c)	03/07/25	EUR	3,000	3,288,765

See Notes to Financial Statements.
40

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Retail (cont’d.)
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	4.000%(c)	03/03/28	6,413	$6,360,311
Pilot Travel Centers LLC,
Initial Tranche B Term Loan, 1 Month LIBOR + 2.000%	2.209(c)	08/04/28	19,751	19,398,765
RC Buyer, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%	4.250(c)	07/28/28	5,678	5,656,832
Restoration Hardware, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	10/20/28	6,384	6,310,584
Serta Simmons Bedding LLC,
New Money Facility 2016, 3 Month LIBOR + 7.500%	8.500(c)	08/10/23	1,773	1,782,234
SRS Distribution, Inc.,
2021 Refinancing Term Loan, 3 Month LIBOR + 3.750%	4.259(c)	06/02/28	8,974	8,862,700
2022 Refinancing Term Loans, SOFR + 3.500%	4.000(c)	06/02/28	8,975	8,829,156
White Cap Buyer LLC,
Initial Closing Date Term Loan, SOFR + 3.750%	4.250(c)	10/19/27	12,861	12,752,805

				228,800,221

Semiconductors 0.8%
Altar Bidco, Inc.,
Initial Term Loan, SOFR + 3.350%	3.850(c)	02/01/29	8,500	8,407,027
Second Lien Initial Term Loan, 1 Month LIBOR + 5.600%	6.100(c)	02/01/30	1,550	1,546,125
MaxLinear, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.250%^	2.750(c)	06/23/28	2,154	2,135,436
MKS Instruments, Inc.,
Term Loan	— (p)	10/22/28	18,550	18,325,860
Natel Engineering Co., Inc.,
Initial Term Loan, 1 - 3 Month LIBOR + 6.250%	7.250(c)	04/30/26	3,295	3,202,123

				33,616,571

Software 10.1%
AppLovin Corp.,
Amendment No. 6 New Term Loans, 1 Month LIBOR + 3.000%	3.500(c)	10/25/28	16,567	16,410,458
athenahealth, Inc.,
Initial Term Loan, SOFR + 3.500%	4.000(c)	02/15/29	22,146	21,930,450

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 41

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%	3.974%(c)	10/02/25	24,587	$24,276,620
Second Lien Incremental Term Loan, 3 Month LIBOR + 5.500%	6.000(c)	02/27/26	12,095	12,042,369
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	4.466(c)	09/05/25	12,829	12,716,726
Camelot Co. (Luxembourg),
Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	1,361	1,351,041
Castle U.S. Holding Corp.,
Dollar Term B-2 Loan, 3 Month LIBOR + 4.000%	4.750(c)	01/29/27	1,987	1,944,437
CCC Intelligent Solutions, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	09/21/28	2,250	2,225,626
Cloudera, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%	4.250(c)	10/08/28	17,530	17,393,056
ConnectWise LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	09/29/28	10,100	10,004,414
Cornerstone OnDemand, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	10/16/28	11,100	10,982,062
CT Technologies Intermediate Holdings, Inc.,
Term Loan 2021 Reprice, 1 Month LIBOR + 4.250%	5.000(c)	12/16/25	4,693	4,651,891
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.209(c)	10/16/26	4,462	4,440,469
Dun & Bradstreet Corp,
2022 Incremental Term B-2 Loan, SOFR + 3.250%	3.440(c)	01/18/29	3,375	3,332,812
Dun & Bradstreet Corp.,
Term Loan B, 1 Month LIBOR + 3.250%	3.459(c)	02/06/26	12,459	12,319,321
EagleView Technology Corp.,
First Lien Term Loan, 3 Month LIBOR + 3.500%	3.724(c)	08/14/25	18,261	17,895,378
EP Purchaser LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.500%	4.000(c)	11/06/28	3,350	3,327,867
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 1 - 3 Month LIBOR + 7.250%	8.250(c)	06/13/25	25,318	25,107,438
First Lien Dollar Term Loan, 1 - 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	22,985	22,637,614

See Notes to Financial Statements.
42

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (Continued)

Software (cont’d.)
First Advantage Holdings LLC,
First Lien Term B-1 Loan, 1 Month LIBOR + 2.750%	2.959%(c)	01/31/27		2,398	$2,377,320
GI Consilio Parent LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	05/12/28		11,591	11,446,063
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27		2,042	2,037,365
HS Purchaser LLC,
Term Loan	— (p)	11/30/26		16,475	16,320,547
Informatica LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%	2.875(c)	10/27/28		12,900	12,728,004
Instructure Holdings, Inc.,
Term Loan B, 6 Month LIBOR + 2.750%^	3.269(c)	10/30/28		1,875	1,846,875
Iris Bidco Ltd. (United Kingdom),
Facility B, SONIA + 4.500%	4.723(c)	09/08/25	GBP	1,775	2,341,476
MA FinanceCo LLC,
Tranche B-1 Term Loan, SOFR + 4.000%^	4.133(c)	02/26/27		10,235	10,081,246
Tranche B4 Term Loans, 3 Month LIBOR + 4.250%	5.250(c)	06/05/25		3,635	3,591,472
MH Sub I LLC,
Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	3.709(c)	09/13/24		16,808	16,592,338
Playtika Ltd.,
Term B-1 Loan, 1 Month LIBOR + 2.750%	2.959(c)	03/13/28		15,965	15,793,364
PointClickCare Technologies, Inc. (Canada),
Term Loan^	— (p)	12/29/27		3,350	3,308,125
Polaris Newco LLC,
First Lien Dollar Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	06/02/28		15,769	15,659,255
Precise Bidco BV (Netherlands),
Facility B, 1 - 3 Month EURIBOR + 3.750% (Cap N/A, Floor 0.000%)	3.750(c)	05/13/26	EUR	7,000	7,742,792
Project Sky Merger Sub, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 6.000%^	6.500(c)	10/08/29		5,770	5,697,875
Quest Software, Inc.,
First Lien Initial Term Loan, SOFR + 4.250%	4.750(c)	02/01/29		5,625	5,538,279
Rackspace Technology Global, Inc.,
Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28		12,885	12,493,929

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 43

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Software (cont’d.)
Red Planet Borrower LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.250%(c)	10/02/28	11,649	$11,517,887
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%	2.855(c)	06/21/24	1,039	1,005,811
Skillsoft Finance II, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	07/14/28	8,675	8,657,007
SolarWinds Holdings, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%	2.959(c)	02/05/24	16,293	16,022,879
Sovos Compliance LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%	5.000(c)	08/11/28	4,456	4,445,540
Term Loan	— (p)	08/11/28	339	337,937
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250% (Cap N/A, Floor 0.000%)	7.250(c)	03/03/28	5,638	5,613,334
Term Loan B-3, 1 Month LIBOR + 3.750%	3.960(c)	06/30/26	12,048	11,972,964
UKG, Inc.,
First Lien 2021-2 Incremental Term Loan, 3 Month LIBOR + 3.250%	3.750(c)	05/04/26	3,175	3,142,117
Second Lien 2021 Incremental Term Loan, 3 Month LIBOR + 5.250%	5.750(c)	05/03/27	7,250	7,215,562
Upland Software, Inc.,
Senior Secured Term Loan, 1 Month LIBOR + 3.750%	3.959(c)	08/06/26	4,230	4,191,359
Zelis Payments Buyer, Inc.,
Amendment No. 2 Term Loan, 1 Month LIBOR + 3.500%	3.606(c)	09/30/26	5,852	5,775,996
Term B-1 Loan, 1 Month LIBOR + 3.500%	3.606(c)	09/30/26	2,079	2,051,713

				452,536,480

Telecommunications 4.5%
CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	12/17/27	11,291	11,174,072
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%	2.459(c)	03/15/27	3,718	3,609,042
Cincinnati Bell, Inc.,
Term B-2 Loan, SOFR + 3.250%	3.750(c)	11/23/28	3,375	3,337,031

See Notes to Financial Statements.
44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications (cont’d.)
Connect Finco Sarl (United Kingdom),
Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR + 3.500%	4.500%(c)	12/11/26	14,095	$13,901,156
Consolidated Communications, Inc.,
Term B-1 Loan, 1 Month LIBOR + 3.500%	4.250(c)	10/02/27	8,000	7,897,504
Crown Subsea Communications Holding, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%	5.500(c)	04/27/27	3,682	3,679,227
Delta Topco, Inc.,
First Lien Term Loan, 1 - 3 Month LIBOR + 3.750%	4.500(c)	12/01/27	1,687	1,673,541
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 - 3 Month LIBOR + 3.250%	3.500(c)	05/27/24	17,162	16,437,730
Global Tel Link Corp.,
First Lien Term Loan, 1 Month LIBOR + 4.250%	4.459(c)	11/29/25	11,193	10,838,288
Second Lien Term Loan, 1 Month LIBOR + 10.000%	10.240(c)	11/29/26	825	792,000
Gogo Intermediate Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%	4.500(c)	04/30/28	10,354	10,253,320
GTT Communications, Inc.,
Closing Date U.S. Term Loan, PRIME + 3.750%	7.000(c)	05/30/25	16,869	14,068,747
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, SOFR + 4.250%	4.750(c)	02/01/29	21,392	21,057,750
Iridium Satellite LLC,
Term B-2 Loan, 1 Month LIBOR + 2.500%	3.250(c)	11/04/26	4,310	4,273,826
MLN U.S. HoldCo LLC,
Term B Loan (First Lien), 1 Month LIBOR + 4.500%	4.608(c)	11/30/25	16,142	15,612,545
ORBCOMM, Inc.,
Closing Date Term Loan, 1 Month LIBOR + 4.250%	5.000(c)	09/01/28	1,576	1,560,606
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	5.500(c)	11/01/24	8,056	7,713,391
Viasat, Inc.,
Term Loan^	— (p)	02/24/29	16,695	16,361,100
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	10/10/24	4,155	3,673,368
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	16,049	14,295,016
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 7.000%^	7.500(c)	10/01/29	5,095	5,107,738

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 45

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications (cont’d.)
Xplornet Communications, Inc. (Canada), (cont’d.)
Refinancing Term Loan, 1 Month LIBOR + 4.000%	4.500%(c)	10/02/28	9,097	$8,997,131
Zacapa Sarl (Luxembourg),
Term Loan	— (p)	02/10/29	3,415	3,395,791
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.209(c)	03/09/27	3,000	2,930,454

				202,640,374

Textiles 0.2%
ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	3.974(c)	12/12/25	7,163	7,028,328

Transportation 1.0%
Daseke Cos., Inc.,
Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	03/09/28	5,481	5,433,289
Einstein Merger Sub, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%	4.250(c)	11/30/28	2,999	2,966,512
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month LIBOR + 3.000%	3.500(c)	07/21/28	6,026	5,936,603
Initial Term C Loan, 3 Month LIBOR + 3.000%	3.500(c)	07/21/28	2,224	2,191,363
Kenan Advantage Group, Inc.,
Term Loan B, 3 Month LIBOR + 3.750%	4.500(c)	03/24/26	495	491,040
LaserShip, Inc.,
First Lien Initial Term Loan, 1 - 6 Month LIBOR + 4.500%	5.250(c)	05/08/28	4,389	4,376,658
PODS LLC,
Term Loan, 3 Month LIBOR + 3.000%	3.750(c)	03/31/28	10,353	10,219,687
Rinchem Co. LLC,
Term Loan^	— (p)	02/04/29	2,475	2,465,719
Savage Enterprises LLC,
Term Loan B, 1 Month LIBOR + 3.250%	3.750(c)	09/15/28	7,965	7,886,763
Worldwide Express, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	5.000(c)	07/26/28	4,675	4,634,094

				46,601,728

TOTAL BANK LOANS (cost $3,827,335,562)				3,774,514,121

See Notes to Financial Statements.
46

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS 11.5%

Aerospace & Defense 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805%	05/01/50		8,875	$10,552,095
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		5,450	5,453,756
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		450	466,032
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		1,350	1,364,038
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		2,375	2,407,748

					20,243,669

Airlines 0.0%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A	5.750	01/20/26		375	380,755

Apparel 0.0%
Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29		1,100	1,041,059

Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	5.000	10/01/29		4,250	4,028,635
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		2,200	2,058,314

					6,086,949

Banks 5.9%
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24	(oo)	1,500	1,515,247
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25	(oo)	40,170	38,681,768
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27	(oo)	27,000	26,015,336
Citigroup, Inc.,
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24	(oo)	17,875	17,981,666
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25	(oo)	56,123	55,014,224
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26	(oo)	3,000	2,775,851
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26	(oo)	26,859	25,562,414
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25	(oo)	87,632	85,883,893
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25	(oo)	8,813	8,367,761

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 47

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.724%(c)	09/30/24		3,670	$3,647,493

					265,445,653

Building Materials 0.3%
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27		1,975	1,998,164
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30		150	139,174
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28		9,410	9,410,193
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27		1,360	1,369,230

					12,916,761

Chemicals 0.1%
Chemours Co. (The),
Gtd. Notes, 144A(a)	4.625	11/15/29		2,625	2,431,147
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29		3,000	2,833,434

					5,264,581

Commercial Services 0.4%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A	5.500	03/01/28		6,900	6,167,020
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		400	374,035
Castor SpA (Italy),
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 5.250%	5.250(c)	02/15/29	EUR	6,900	7,691,653
Hertz Corp. (The),
Gtd. Notes, 144A(a)	5.000	12/01/29		2,475	2,307,550
Ren10 Holding AB (Sweden),
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.375% (Cap N/A, Floor 0.000%)	3.828(c)	02/01/27	EUR	2,125	2,339,060

					18,879,318

See Notes to Financial Statements.
48

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Distribution/Wholesale 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875%	12/15/28	2,000	$1,871,112

Diversified Financial Services 0.1%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	535	504,237
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30	1,875	1,786,125

				2,290,362

Electric 0.5%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	2,200	2,011,726
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	8,975	8,345,770
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	650	600,115
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27	306	316,954
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	3,275	3,250,970
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,376,771
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29	2,250	2,184,141
Gtd. Notes, 144A	5.625	02/15/27	850	870,000

				22,956,447

Electronics 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.000	04/15/29	2,000	1,931,725
Sensata Technologies, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	500	467,874

				2,399,599

Entertainment 0.1%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	468	432,472

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 49

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625%	03/01/30	2,950	$2,931,185
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.625	07/01/25	1,250	1,324,311

				4,687,968

Foods 0.1%
B&G Foods, Inc.,
Gtd. Notes(a)	5.250	09/15/27	2,000	1,995,774
Post Holdings, Inc.,
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	2,000	1,852,016

				3,847,790

Healthcare-Products 0.3%
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	13,457	12,779,233

Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	3,610	3,395,232
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	500	497,814
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	5,000	4,577,228

				8,470,274

Housewares 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000	04/01/31	3,000	2,755,931
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/29	2,550	2,288,660

				5,044,591

Insurance 0.0%
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A	4.875	06/30/29	500	478,430

See Notes to Financial Statements.
50

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Internet 0.3%
United Group BV (Netherlands),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.250%	3.250%(c)	02/15/26	EUR	5,000	$5,384,481
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.875%	4.875(c)	02/01/29	EUR	6,575	7,226,274

					12,610,755

Media 0.2%
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A(a)	5.000	11/15/31		3,557	2,963,987
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27		3,075	722,130
Sr. Sec’d. Notes, 144A(a)	5.375	08/15/26		2,080	855,185
DISH DBS Corp.,
Gtd. Notes(a)	7.750	07/01/26		1,000	1,009,124
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.125	12/01/30		3,000	2,692,871

					8,243,297

Metal Fabricate/Hardware 0.0%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	10/15/29		1,600	1,544,875

Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	05/15/30		1,500	1,476,587

Oil & Gas 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Sr. Unsec’d. Notes^	7.875	12/15/24(d)		6,725	45,730
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25		1,455	1,473,187
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A	9.250	08/01/24		575	574,950
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.125	02/01/27		9,521	9,938,897
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27		4,100	4,247,146

					16,279,910

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 51

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers 0.2%
Graphic Packaging International LLC,
Gtd. Notes, 144A(a)	3.750%	02/01/30	2,600	$2,478,016
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000	09/15/28	3,250	3,163,577
OI European Group BV,
Gtd. Notes, 144A	4.750	02/15/30	2,200	2,105,528

				7,747,121

Pharmaceuticals 0.1%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29	2,250	1,821,914
Gtd. Notes, 144A	5.250	01/30/30	525	424,121
Gtd. Notes, 144A	6.125	04/15/25	202	204,044
Gtd. Notes, 144A	6.250	02/15/29	759	646,782

				3,096,861

Real Estate 0.1%
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	2,545	2,401,745
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	2,100	2,012,342

				4,414,087

Real Estate Investment Trusts (REITs) 0.3%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	10,519	9,100,662
Gtd. Notes	9.750	06/15/25	1,450	1,533,348
Sr. Unsec’d. Notes(a)	4.750	02/15/28	1,375	1,247,079
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	5.875	10/01/28	700	712,667

				12,593,756

Retail 0.4%
At Home Group, Inc.,
Gtd. Notes, 144A(a)	7.125	07/15/29	8,000	7,139,805

See Notes to Financial Statements.
52

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A(a)	6.750%		01/15/30		3,275	$3,117,378
Sr. Sec’d. Notes, 144A	4.625		01/15/29		3,650	3,495,388
Gap, Inc. (The),
Gtd. Notes, 144A(a)	3.875		10/01/31		5,000	4,486,595

						18,239,166

Software 0.2%
Brunello Bidco SpA (Italy),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.750%	3.750	(c)	02/15/28	EUR	5,000	5,543,712
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A	5.000		12/15/29		4,000	3,863,670

						9,407,382

Telecommunications 0.5%
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A	8.000		12/31/26		242	231,413
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000		12/31/25		708	707,216
Sr. Sec’d. Notes, 144A	8.750		05/25/24		3,005	3,040,903
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750		03/01/23		8,113	7,645,748
Intelsat Jackson Holdings SA Escrow (Luxembourg),
Sr. Unsec’d. Notes^	5.500		08/01/23(d)		2,975	3
Sr. Unsec’d. Notes, 144A^	8.500		10/15/24(d)		25	0
Sr. Unsec’d. Notes, 144A^	9.750		07/15/25(d)		25	0
Level 3 Financing, Inc.,
Gtd. Notes, 144A(a)	3.750		07/15/29		2,000	1,784,329
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600		09/15/39		650	572,069
Sr. Unsec’d. Notes, Series U	7.650		03/15/42		950	835,754

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 53

Schedule of Investments  (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Corp.,
Gtd. Notes	7.125%	06/15/24		250	$270,823
WP/AP Telecom Holdings IV BV (Netherlands),
Sr. Sec’d. Notes, 144A(a)	3.750	01/15/29	EUR	9,025	9,539,648

					24,627,906

TOTAL CORPORATE BONDS (cost $540,292,584)					515,366,254

RESIDENTIAL MORTGAGE-BACKED SECURITY 0.0%
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%) (cost $1,087,399) 3.923(c)		12/25/22		1,087	1,086,119

			Shares

COMMON STOCKS 0.1%

Diversified Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)				28,297	963,867

Gas Utilities 0.0%
Ferrellgas Partners LP (Class B Stock)				3,597	910,041

Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.				37,250	2,877,562
Chesapeake Energy Corp. Backstop Commitment				848	65,508
Civitas Resources, Inc.				4,519	228,074

					3,171,144

Real Estate Management & Development 0.0%
ASP MCS Acquisition Corp. (original cost $265,715; purchased 09/22/20)*(f)				2,797	265,715

TOTAL COMMON STOCKS (cost $2,309,089)					5,310,767

See Notes to Financial Statements.
54

Description	Units	Value

RIGHTS* 0.0%

Diversified Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), expiring 12/05/25^	2,962	$5,646
Intelsat Jackson Holdings SA, Series B (Luxembourg), expiring 12/05/25^	2,962	1,041

TOTAL RIGHTS (cost $0)		6,687

TOTAL LONG-TERM INVESTMENTS
(cost $4,518,355,662)		4,443,074,758

	Shares

SHORT-TERM INVESTMENTS 16.6%

AFFILIATED MUTUAL FUND 1.0%
PGIM Institutional Money Market Fund (cost $44,158,989; includes $ 44,157,113 of cash collateral for securities on loan)(b)(wa)	44,192,620	44,157,266

UNAFFILIATED FUND 15.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $697,279,686)	697,279,686	697,279,686

TOTAL SHORT-TERM INVESTMENTS (cost $741,438,675)		741,436,952

TOTAL INVESTMENTS 115.7% (cost $5,259,794,337)		5,184,511,710
Liabilities in excess of other assets(z) (15.7)%		(702,066,260)

NET ASSETS 100.0%		$4,482,445,450

Below is a list of the abbreviation(s) used in the annual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CDX—Credit Derivative Index

CLO—Collateralized Loan Obligation

DIP—Debtor-In-Possession

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 55

Schedule of Investments  (continued)

as of February 28, 2022

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $368,885,900 and 8.2% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $43,344,749; cash collateral of $44,157,113 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2022.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $265,715. The aggregate value of $265,715 is 0.0% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at February 28, 2022:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

athenahealth, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 02/15/29 (cost $3,753,623)	3,754	$3,714,916	$—	$(38,707)
BCPE North Star U.S. Holdco, Inc., First Lien Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 06/09/28 (cost $607,895)	608	600,676	—	(7,219)
BW Holding, Inc., Delayed Draw Tem Loan, PRIME + 3.000%, 6.250%(c), Maturity Date 12/14/28 (cost $518,118)	521	514,802	—	(3,316)
Confluent Health LLC, Initial Delayed Draw Term Loan, 1 Month LIBOR + 0.000%, 1.000%(c), Maturity Date 11/30/28 (cost $1,486,536)^	1,491	1,475,628	—	(10,908)
DexKo Global, Inc., Delayed Draw Dollar Term Loan, 3 Month LIBOR + 3.750%, 4.250%(c), Maturity Date 10/04/28 (cost $100,051)	100	98,390	—	(1,661)

See Notes to Financial Statements.
56

Unfunded loan commitments outstanding at February 28, 2022 (continued):

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Hillman Group, Inc., Initial Delayed Draw Term Loan, 1 Month LIBOR + 2.750%, 3.250%(c), Maturity Date 07/14/28 (cost $423,283)	423	$418,287	$—	$(4,996)
Holley, Inc., Delayed Draw Term Loan, 3 Month LIBOR + 3.825%, 4.667%(c), Maturity Date 11/17/28 (cost $663,202)	663	655,907	—	(7,294)
Medical Solutions Holdings, Inc., Delayed Draw Tem Loan, 1 Month LIBOR + 1.750%, 1.750%(c), Maturity Date 11/01/28 (cost $955,386)	960	951,000	—	(4,386)
Novae LLC, Delayed Draw Term Loan, 3 Month LIBOR + 2.500%, 2.500%(c), Maturity Date 12/22/28 (cost $2,494,445)^	2,494	2,463,264	—	(31,181)
Pacific Bells LLC, Delayed Draw Term Loan, 3 Month LIBOR + 2.250%, 1.625%(c), Maturity Date 11/10/28 (cost $57,431)^	58	58,062	631	—
Pro Mach Group, Inc., Delayed Draw Term Loan, 1 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 08/31/28 (cost $521,997)	522	520,774	—	(1,224)
Refficiency Holdings LLC, 2021 Delayed Draw Term Loan, 3 Month LIBOR + 3.250%, 3.250%(c), Maturity Date 12/16/27 (cost $1,237,342)^	1,237	1,218,782	—	(18,560)
Secure Acquisition, Inc., Delayed Draw Term Loan, 3 Month LIBOR + 1.000%, 1.000%(c), Maturity Date 12/15/28 (cost $353,872)^	356	352,047	—	(1,825)
Sovos Compliance LLC, First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.500%, 4.500%(c), Maturity Date 08/11/28 (cost $430,736)	431	429,767	—	(969)
TGP Holdings III LLC, Delayed Draw Term Loan, 1 Month LIBOR + 1.500%, 3.250%(c), Maturity Date 06/29/28 (cost $704,453)	706	690,738	—	(13,715)
Trident TPI Holdings, Inc., Tranche B-3 Delayed Draw Term Loan Commitments, 1 Month LIBOR + 4.000%, 4.000%(c), Maturity Date 09/15/28 (cost $103,975)	104	103,325	—	(650)
VT Topco, Inc., First Lien 2021 Delayed Draw Term Loan, 3 Month LIBOR + 3.750%, 3.750%(c), Maturity Date 08/01/25 (cost $500,624)	501	497,568	—	(3,056)
Zelis Payments Buyer, Inc., Amendment No. 2 Delayed Draw Term Loan, 1 Month LIBOR + 3.500%, 3.500%(c), Maturity Date 09/30/26 (cost $1,066,667)	1,067	1,053,334	—	(13,333)

		$15,817,267	$631	$(163,000)

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 57

Schedule of Investments  (continued)

as of February 28, 2022

Futures contracts outstanding at February 28, 2022:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions:
356	2 Year U.S. Treasury Notes	Jun. 2022	$76,620,656	$(244,471)
69	5 Year Euro-Bobl	Mar. 2022	10,201,514	190,993
1,528	5 Year U.S. Treasury Notes	Jun. 2022	180,733,750	(1,335,456)
42	10 Year Euro-Bund	Mar. 2022	7,866,331	332,272
474	10 Year U.S. Treasury Notes	Jun. 2022	60,405,375	(489,391)
3	20 Year U.S. Treasury Bonds	Jun. 2022	470,062	(6,309)
51	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	9,482,813	(96,096)
160	Euro Schatz Index	Mar. 2022	20,091,006	35,892

				$(1,612,566)

Forward foreign currency exchange contracts outstanding at February 28, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/02/22	BNP Paribas S.A.	GBP	13,400	$18,154,755	$17,976,069	$—	$(178,686)
Euro,
Expiring 03/02/22	Morgan Stanley & Co. International PLC	EUR	62,953	71,384,083	70,591,092	—	(792,991)

				$89,538,838	$88,567,161	—	(971,677)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/02/22	Morgan Stanley & Co. International PLC	GBP	1,961	$2,624,964	$2,630,473	$—	$(5,509)
Expiring 03/02/22	Morgan Stanley & Co. International PLC	GBP	1,729	2,350,392	2,318,901	31,491	—
Expiring 03/02/22	Standard Chartered Bank	GBP	9,710	13,069,138	13,026,695	42,443	—
Expiring 04/04/22	BNP Paribas S.A.	GBP	13,400	18,151,941	17,981,068	170,873	—
Euro,
Expiring 03/02/22	BNP Paribas S.A.	EUR	60,869	68,686,742	68,254,778	431,964	—
Expiring 03/02/22	Morgan Stanley & Co. International PLC	EUR	2,084	2,347,352	2,336,315	11,037	—

See Notes to Financial Statements.
58

Forward foreign currency exchange contracts outstanding at February 28, 2022 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	62,953	$71,451,443	$70,691,566	$759,877	$—
Expiring 04/04/22	Morgan Stanley & Co. International PLC	EUR	6,760	7,670,748	7,591,501	79,247	—

				$186,352,720	$184,831,297	1,526,932	(5,509)

						$1,526,932	$(977,186)

Credit default swap agreements outstanding at February 28, 2022:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at February 28, 2022(4)	Value at Trade Date	Value at February 28, 2022	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	199,000	3.645%	$15,793,417	$13,180,097	$(2,613,320)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 59

Schedule of Investments  (continued)

as of February 28, 2022

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$18,372,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$146,790,810	$—
Bank Loans	—	3,405,618,798	368,895,323
Corporate Bonds	—	515,320,521	45,733
Residential Mortgage-Backed Security	—	1,086,119	—
Common Stocks	3,105,636	2,205,131	—
Rights	—	—	6,687
Short-Term Investments
Affiliated Mutual Fund	44,157,266	—	—
Unaffiliated Fund	697,279,686	—	—

Total	$744,542,588	$4,071,021,379	$368,947,743

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$—	$631

See Notes to Financial Statements.
60

	Level 1	Level 2	Level 3

Other Financial Instruments* (continued)
Assets (continued)
Futures Contracts	$559,157	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,526,932	—

Total	$559,157	$1,526,932	$631

Liabilities
Unfunded Loan Commitments	$—	$(100,526)	$(62,474)
Futures Contracts	(2,171,723)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(977,186)	—
Centrally Cleared Credit Default Swap Agreement	—	(2,613,320)	—

Total	$(2,171,723)	$(3,691,032)	$(62,474)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Corporate Bonds	Common Stocks	Rights	Warrants	Unfunded Loan Commitments

Balance as of 02/28/21	$68,919,171	$—	$391,607	$—	$—	$(39)
Realized gain (loss)	88,738	—	67,165	—	31,351	—
Change in unrealized appreciation (depreciation)	(1,098,100)	(2,924,896)	2,678	6,687	—	(61,804)
Purchases/Exchanges/Issuances	371,373,721	2,555,423	—	—	—	—
Sales/Paydowns	(58,211,760)	—	(69,870)	—	(31,351)	—
Accrued discount/premium	161,508	415,206	—	—	—	—
Transfers into Level 3*	3,986,181	—	—	—	—	—
Transfers out of Level 3*	(16,324,136)	—	(391,580)	—	—	—

Balance as of 02/28/22	$368,895,323	$45,733	$—	$6,687	$—	$(61,843)

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$(1,508,181)	$(2,924,896)	$—	$6,687	$—	$(61,843)

*

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels due to a change in observable and/or unobservable inputs.

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 61

Schedule of Investments  (continued)

as of February 28, 2022

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of February 28, 2022	Valuation Approach	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)

Corporate Bonds	$45,730	Market	Transaction-based	Unadjusted Last Trade Price	$0.68
Corporate Bonds	3	Market	Worthless	Estimated Future Distributions	$0.00
Rights	6,687	Market	Enterprise Value	Estimated weighted value	$0.35-$ 1.91($1.13)

	$52,420

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of February 28, 2022, the aggregate value of these securities and/or derivatives was $368,833,480. The unobservable inputs for these investments were not developed by the Fund and are not readily available.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2022 were as follows (unaudited):

Unaffiliated Fund	15.6%
Software	10.3
Commercial Services	7.5
Banks	6.1
Retail	5.5
Telecommunications	5.0
Healthcare-Services	4.9
Chemicals	4.4
Pharmaceuticals	3.9
Computers	3.3
Packaging & Containers	3.3
Collateralized Loan Obligations	3.3
Diversified Financial Services	3.3
Entertainment	3.0
Media	3.0
Insurance	2.1
Auto Parts & Equipment	2.0
Airlines	2.0
Aerospace & Defense	1.6
Foods	1.4
Building Materials	1.3
Oil & Gas	1.3
Engineering & Construction	1.2
Machinery-Diversified	1.2
Environmental Control	1.2
Electric	1.1

Lodging	1.1%
Real Estate	1.1
Transportation	1.0
Pipelines	1.0
Affiliated Mutual Fund (1.0% represents investments purchased with collateral from securities on loan)	1.0
Real Estate Investment Trusts (REITs)	1.0
Internet	0.9
Metal Fabricate/Hardware	0.8
Beverages	0.8
Home Furnishings	0.8
Leisure Time	0.8
Semiconductors	0.8
Apparel	0.6
Electronics	0.6
Distribution/Wholesale	0.5
Auto Manufacturers	0.5
Housewares	0.5
Cosmetics/Personal Care	0.4
Healthcare-Products	0.4
Machinery-Construction & Mining	0.4
Forest Products & Paper	0.3
Advertising	0.3
Agriculture	0.3
Miscellaneous Manufacturing	0.2

See Notes to Financial Statements.
62

Industry Classification (continued):

Home Builders	0.2%
Textiles	0.2
Energy-Alternate Sources	0.1
Oil, Gas & Consumable Fuels	0.1
Holding Companies-Diversified	0.1
Investment Companies	0.1
Hand/Machine Tools	0.0	*
Private Equity	0.0	*
Food Service	0.0	*
Iron/Steel	0.0	*
Residential Mortgage-Backed Security	0.0	*

Diversified Telecommunication Services	0.0	*%
Gas Utilities	0.0	*
Real Estate Management & Development	0.0	*

	115.7
Liabilities in excess of other assets	(15.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$2,613,320	*
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,526,932		Unrealized depreciation on OTC forward foreign currency exchange contracts	977,186
Interest rate contracts	Due from/to broker-variation margin futures	559,157	*	Due from/to broker-variation margin futures	2,171,723	*

		$2,086,089			$5,762,229

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 63

Schedule of Investments  (continued)

as of February 28, 2022

The effects of derivative instruments on the Statement of Operations for the year ended February 28, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$843,947
Foreign exchange contracts	—	1,204,792	—
Interest rate contracts	8,805,485	—	—

Total	$8,805,485	$1,204,792	$843,947

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$(2,613,320)
Foreign exchange contracts	—	549,746	—
Interest rate contracts	(2,026,230)	—	—

Total	$(2,026,230)	$549,746	$(2,613,320)

For the year ended February 28, 2022, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)

$201,411,883	$29,490,096

Forward Foreign Currency Exchange Contracts—Sold(2)

$61,195,921

Credit Default Swap Agreements— Sell Protection(1)

$102,280,056

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the year ended February 28, 2022.

See Notes to Financial Statements.
64

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$43,344,749	$(43,344,749)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNP Paribas S.A.	$602,837	$(178,686)	$424,151	$(264,462)	$159,689
Morgan Stanley & Co. International PLC	881,652	(798,500)	83,152	—	83,152
Standard Chartered Bank	42,443	—	42,443	—	42,443

	$1,526,932	$(977,186)	$549,746	$(264,462)	$285,284

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 65

Statement of Assets and Liabilities

as of February 28, 2022

Assets

Investments at value, including securities on loan of $43,344,749:
Unaffiliated investments (cost $5,215,635,348)	$5,140,354,444
Affiliated investments (cost $44,158,989)	44,157,266
Cash	3,625,009
Foreign currency, at value (cost $150,338)	149,100
Receivable for investments sold	76,054,294
Receivable for Fund shares sold	41,948,173
Deposit with broker for centrally cleared/exchange-traded derivatives	18,372,000
Dividends and interest receivable	14,845,573
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,526,932
Unrealized appreciation on unfunded loan commitment	631
Prepaid expenses	7,180

Total Assets	5,341,040,602

Liabilities

Payable for investments purchased	773,521,433
Payable to broker for collateral for securities on loan	44,157,113
Payable for Fund shares purchased	32,315,777
Accrued expenses and other liabilities	2,855,243
Due to broker—variation margin futures	2,482,854
Management fee payable	1,282,096
Unrealized depreciation on OTC forward foreign currency exchange contracts	977,186
Dividends payable	400,015
Due to broker—variation margin swaps	339,481
Unrealized depreciation on unfunded loan commitments	163,000
Distribution fee payable	92,706
Directors’ fees payable	4,180
Affiliated transfer agent fee payable	4,068

Total Liabilities	858,595,152

Net Assets	$4,482,445,450

Net assets were comprised of:
Common stock, at par	$4,707
Paid-in capital in excess of par	4,610,065,426
Total distributable earnings (loss)	(127,624,683)

Net assets, February 28, 2022	$4,482,445,450

See Notes to Financial Statements.
66

Class A

Net asset value and redemption price per share, ($ 221,471,669 ÷ 23,276,851 shares of common stock issued and outstanding)	$9.51
Maximum sales charge (2.25% of offering price)	0.22

Maximum offering price to public	$9.73

Class C

Net asset value, offering price and redemption price per share, ($ 69,647,576 ÷ 7,317,047 shares of common stock issued and outstanding)	$9.52

Class Z

Net asset value, offering price and redemption price per share, ($ 3,794,839,591 ÷ 398,446,159 shares of common stock issued and outstanding)	$9.52

Class R6

Net asset value, offering price and redemption price per share, ($ 396,486,614 ÷ 41,624,316 shares of common stock issued and outstanding)	$9.53

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 67

Statement of Operations

Year Ended February 28, 2022

Net Investment Income (Loss)

Income
Interest income	$92,561,346
Affiliated dividend income	318,420
Unaffiliated dividend income (net of $70 foreign withholding tax)	72,149
Income from securities lending, net (including affiliated income of $6,873)	24,616

Total income	92,976,531

Expenses
Management fee	14,217,222
Distribution fee(a)	785,306
Transfer agent’s fees and expenses (including affiliated expense of $49,295)(a)	1,859,420
Custodian and accounting fees	640,361
Registration fees(a)	345,523
SEC registration fees	170,000
Shareholders’ reports	90,515
Audit fee	63,207
Legal fees and expenses	35,735
Directors’ fees	32,096
Miscellaneous	88,804

Total expenses	18,328,189
Less: Fee waiver and/or expense reimbursement(a)	(2,322,367)

Net expenses	16,005,822

Net investment income (loss)	76,970,709

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,717))	3,302,905
Futures transactions	8,805,485
Forward currency contract transactions	1,204,792
Swap agreement transactions	843,947
Foreign currency transactions	1,407,893

15,565,022

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,690))	(74,156,685)
Futures	(2,026,230)
Forward currency contracts	549,746
Swap agreements	(2,613,320)
Foreign currencies	385,144
Unfunded loan commitments	(162,434)

(78,023,779)

Net gain (loss) on investment and foreign currency transactions	(62,458,757)

Net Increase (Decrease) In Net Assets Resulting From Operations	$14,511,952

See Notes to Financial Statements.
68

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	330,987	454,319	—	—
Transfer agent’s fees and expenses	115,801	38,466	1,703,902	1,251
Registration fees	39,384	26,194	240,980	38,965
Fee waiver and/or expense reimbursement	(154,622)	(64,682)	(1,970,710)	(132,353)

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 69

Statements of Changes in Net Assets

	Year Ended February 28,

	2022	2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$76,970,709	$18,861,147
Net realized gain (loss) on investment and foreign currency transactions	15,565,022	(41,682,749)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(78,023,779)	31,742,960

Net increase (decrease) in net assets resulting from operations	14,511,952	8,921,358

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,543,164)	(2,472,987)
Class C	(1,214,151)	(1,123,087)
Class Z	(67,934,273)	(14,749,058)
Class R6	(6,981,007)	(590,417)

	(80,672,595)	(18,935,549)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	4,390,203,505	437,972,131
Net asset value of shares issued in reinvestment of dividends and distributions	77,175,911	17,544,716
Cost of shares purchased	(585,975,451)	(311,975,295)

Net increase (decrease) in net assets from Fund share transactions	3,881,403,965	143,541,552

Total increase (decrease)	3,815,243,322	133,527,361

Net Assets:

Beginning of year	667,202,128	533,674,767

End of year	$4,482,445,450	$667,202,128

See Notes to Financial Statements.
70

Financial Highlights

Class A Shares
	Year Ended February 28/29,

	2022	2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.65	$9.38		$9.72	$9.94	$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.45		0.53	0.47	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)	0.27	(b)	(0.33)	(0.22)	0.01
Total from investment operations	0.19	0.72		0.20	0.25	0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.45)		(0.54)	(0.47)	(0.46)
Distributions from net realized gains	-	-		-	-	(0.01)
Total dividends and distributions	(0.33)	(0.45)		(0.54)	(0.47)	(0.47)
Net asset value, end of year	$9.51	$9.65		$9.38	$9.72	$9.94
Total Return(c):	1.93%	8.25%		2.14%	2.58%	4.70%

Ratios/Supplemental Data:
Net assets, end of year (000)	$221,472	$60,644		$61,392	$93,851	$79,462
Average net assets (000)	$132,395	$48,786		$79,796	$100,319	$75,379
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.95%	0.97	%(f)	0.97%	0.95%	0.95%
Expenses before waivers and/or expense reimbursement	1.07%	1.17	%(f)	1.11%	1.09%	1.09%
Net investment income (loss)	3.29%	5.04%		5.53%	4.74%	4.53%
Portfolio turnover rate(g)	43%	125%		66%	67%	94%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended February 28, 2021.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 71

Financial Highlights  (continued)

Class C Shares
	Year Ended February 28/29,

	2022	2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.66	$9.38		$9.72	$9.94	$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.39		0.46	0.39	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.14)	0.28	(b)	(0.33)	(0.21)	- (c)
Total from investment operations	0.11	0.67		0.13	0.18	0.38
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.39)		(0.47)	(0.40)	(0.38)
Distributions from net realized gains	-	-		-	-	(0.01)
Total dividends and distributions	(0.25)	(0.39)		(0.47)	(0.40)	(0.39)
Net asset value, end of year	$9.52	$9.66		$9.38	$9.72	$9.94
Total Return(d):	1.16%	7.56%		1.38%	1.82%	3.92%

Ratios/Supplemental Data:
Net assets, end of year (000)	$69,648	$24,973		$32,673	$56,098	$52,919
Average net assets (000)	$45,432	$25,795		$44,099	$59,266	$54,061
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.70%	1.72	%(g)	1.72%	1.70%	1.70%
Expenses before waivers and/or expense reimbursement	1.84%	1.94	%(g)	1.88%	1.83%	1.84%
Net investment income (loss)	2.54%	4.31%		4.78%	3.99%	3.79%
Portfolio turnover rate(h)	43%	125%		66%	67%	94%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended February 28, 2021.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
72

Class Z Shares
	Year Ended February 28/29,

	2022	2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.66	$9.39		$9.73	$9.94	$9.96
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.47		0.56	0.49	0.48
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.14)	0.28	(b)	(0.33)	(0.21)	(0.01)
Total from investment operations	0.21	0.75		0.23	0.28	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.48)		(0.57)	(0.49)	(0.48)
Distributions from net realized gains	-	-		-	-	(0.01)
Total dividends and distributions	(0.35)	(0.48)		(0.57)	(0.49)	(0.49)
Net asset value, end of year	$9.52	$9.66		$9.39	$9.73	$9.94
Total Return(c):	2.18%	8.51%		2.40%	2.94%	4.86%

Ratios/Supplemental Data:
Net assets, end of year (000)	$3,794,840	$564,615		$424,819	$818,117	$400,179
Average net assets (000)	$1,828,765	$283,976		$584,427	$772,275	$390,617
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.70%	0.72	%(f)	0.72%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.81%	0.90	%(f)	0.87%	0.86%	0.84%
Net investment income (loss)	3.55%	5.18%		5.78%	5.04%	4.79%
Portfolio turnover rate(g)	43%	125%		66%	67%	94%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended February 28, 2021.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
PGIM Floating Rate Income Fund 73

Financial Highlights  (continued)

Class R6 Shares
	Year Ended February 28/29,

	2022	2021		2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$9.66	$9.39		$9.73	$9.94	$9.96
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.48		0.56	0.49	0.48
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)	0.27	(b)	(0.33)	(0.20)	- (c)
Total from investment operations	0.22	0.75		0.23	0.29	0.48
Less Dividends and Distributions:
Dividends from net investment income	(0.35)	(0.48)		(0.57)	(0.50)	(0.49)
Distributions from net realized gains	-	-		-	-	(0.01)
Total dividends and distributions	(0.35)	(0.48)		(0.57)	(0.50)	(0.50)
Net asset value, end of year	$9.53	$9.66		$9.39	$9.73	$9.94
Total Return(d):	2.34%	8.57%		2.45%	2.99%	4.91%

Ratios/Supplemental Data:
Net assets, end of year (000)	$396,487	$16,970		$14,790	$34,545	$26,457
Average net assets (000)	$180,674	$11,040		$25,645	$39,870	$16,803
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	0.65%	0.67	%(g)	0.67%	0.65%	0.65%
Expenses before waivers and/or expense reimbursement	0.72%	0.93	%(g)	0.81%	0.76%	0.75%
Net investment income (loss)	3.62%	5.31%		5.84%	5.02%	4.83%
Portfolio turnover rate(h)	43%	125%		66%	67%	94%

(a)	Calculated based on average shares outstanding during the year.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.02% for the year ended February 28, 2021.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.
74

Notes to Financial Statements

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Floating Rate Income Fund (the “Fund’), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The primary objective of the Fund is to maximize current income. The secondary objective is to seek capital appreciation when consistent with the Fund’s primary objective.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

PGIM Floating Rate Income Fund 75

Notes to Financial Statements (continued)

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally

76

classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

PGIM Floating Rate Income Fund 77

Notes to Financial Statements (continued)

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and

78

Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in “Due to broker-variation margin futures” in the Statement of Assets and Liabilities.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

PGIM Floating Rate Income Fund 79

Notes to Financial Statements (continued)

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap,

80

represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Bank Loans: The Fund invested at least 80% of its investable assets in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. In addition, loans trade in an over-the counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC

PGIM Floating Rate Income Fund 81

Notes to Financial Statements (continued)

derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a

82

proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may

PGIM Floating Rate Income Fund 83

Notes to Financial Statements (continued)

differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

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The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.65% on average daily net assets up to and including $5 billion;	0.65%

0.625% on average daily net assets exceeding $5 billion.

The Manager has contractually agreed, through June 30, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements.

This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.95%

C	1.70

Z	0.70

R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees

PGIM Floating Rate Income Fund 85

Notes to Financial Statements (continued)

are accrued daily and payable monthly. The Fund’s annual distribution contractual rate and limit where applicable are as follows:

Class	Contractual Rate	Limit

A	0.25%	—%

C	1.00	—

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended February 28, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

FESL by Class	Amount

A	$373,757

C	—

CDSC by Class	Amount

A	$10,681

C	7,687

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund changed its overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

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The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended February 28, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2022, were as follows:

Cost of Purchases	Proceeds from Sales

$4,846,357,125	$957,850,182

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended February 28, 2022, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund(1)(wa)
$149,509,903	$1,063,170,409	$1,212,680,312	$ —	$ —	$ —	—	$318,420

PGIM Institutional Money Market Fund(1)(b)(wa)
5,269,591	118,901,278	80,008,196	(3,690)	(1,717)	44,157,266	44,192,620	6,873(	2)

$154,779,494	$1,182,071,687	$1,292,688,508	$(3,690)	$(1,717)	$44,157,266		$325,293

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended February 28, 2022, the tax character of dividends paid by the Fund was $80,672,595 of ordinary income. For the year ended February 28, 2021, the tax character of dividends paid by the Fund was $18,935,549 of ordinary income.

PGIM Floating Rate Income Fund 87

Notes to Financial Statements (continued)

As of February 28, 2022, the accumulated undistributed earnings on a tax basis was $5,464,780 of ordinary income.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$5,261,924,383	$7,359,167	$(88,610,349)	$(81,251,182)

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales, differences in the treatment of premium amortization for GAAP and tax purposes and appreciation (depreciation) of swaps and foreign currencies.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2021 of approximately $51,437,000 which can be carried forward for an unlimited period. The Fund utilized approximately $9,078,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended February 28, 2022. No future capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

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Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 5,750,000,000 shares of common stock, $0.00001 par value per share, 3,250,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares

A	150,000,000

C	100,000,000

Z	2,000,000,000

R6	1,000,000,000

As of February 28, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	483,153	1.2%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	8	84.3%

PGIM Floating Rate Income Fund 89

Notes to Financial Statements (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Year ended February 28, 2022:
Shares sold	20,027,117	$193,341,506
Shares issued in reinvestment of dividends and distributions	450,850	4,343,837
Shares purchased	(3,335,505)	(32,172,196)
Net increase (decrease) in shares outstanding before conversion	17,142,462	165,513,147
Shares issued upon conversion from other share class(es)	461,705	4,458,760
Shares purchased upon conversion into other share class(es)	(608,767)	(5,862,946)
Net increase (decrease) in shares outstanding	16,995,400	$164,108,961

Year ended February 28, 2021:
Shares sold	2,249,454	$21,254,153
Shares issued in reinvestment of dividends and distributions	266,490	2,367,077
Shares purchased	(3,097,648)	(27,623,331)
Net increase (decrease) in shares outstanding before conversion	(581,704)	(4,002,101)
Shares issued upon conversion from other share class(es)	391,374	3,583,719
Shares purchased upon conversion into other share class(es)	(74,009)	(676,322)
Net increase (decrease) in shares outstanding	(264,339)	$(1,094,704)

Class C
Year ended February 28, 2022:
Shares sold	5,532,746	$53,439,777
Shares issued in reinvestment of dividends and distributions	125,166	1,206,895
Shares purchased	(640,036)	(6,177,632)
Net increase (decrease) in shares outstanding before conversion	5,017,876	48,469,040
Shares purchased upon conversion into other share class(es)	(286,457)	(2,769,191)
Net increase (decrease) in shares outstanding	4,731,419	$45,699,849

Year ended February 28, 2021:
Shares sold	344,829	$3,242,552
Shares issued in reinvestment of dividends and distributions	125,242	1,110,982
Shares purchased	(1,008,805)	(8,870,239)
Net increase (decrease) in shares outstanding before conversion	(538,734)	(4,516,705)
Shares purchased upon conversion into other share class(es)	(358,167)	(3,308,405)
Net increase (decrease) in shares outstanding	(896,901)	$(7,825,110)

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Share Class	Shares	Amount

Class Z
Year ended February 28, 2022:
Shares sold	391,827,314	$3,786,089,167
Shares issued in reinvestment of dividends and distributions	6,925,987	66,766,726
Shares purchased	(54,640,676)	(527,138,228)
Net increase (decrease) in shares outstanding before conversion	344,112,625	3,325,717,665
Shares issued upon conversion from other share class(es)	704,732	6,797,265
Shares purchased upon conversion into other share class(es)	(4,798,925)	(46,457,764)
Net increase (decrease) in shares outstanding	340,018,432	$3,286,057,166

Year ended February 28, 2021:
Shares sold	42,723,114	$402,480,975
Shares issued in reinvestment of dividends and distributions	1,540,828	13,712,432
Shares purchased	(31,120,734)	(266,340,896)
Net increase (decrease) in shares outstanding before conversion	13,143,208	149,852,511
Shares issued upon conversion from other share class(es)	118,775	1,084,451
Shares purchased upon conversion into other share class(es)	(85,895)	(755,829)
Net increase (decrease) in shares outstanding	13,176,088	$150,181,133

Class R6
Year ended February 28, 2022:
Shares sold	36,958,813	$357,333,055
Shares issued in reinvestment of dividends and distributions	503,824	4,858,453
Shares purchased	(2,121,644)	(20,487,395)
Net increase (decrease) in shares outstanding before conversion	35,340,993	341,704,113
Shares issued upon conversion from other share class(es)	4,527,673	43,837,641
Shares purchased upon conversion into other share class(es)	(391)	(3,765)
Net increase (decrease) in shares outstanding	39,868,275	$385,537,989

Year ended February 28, 2021:
Shares sold	1,189,649	$10,994,451
Shares issued in reinvestment of dividends and distributions	40,150	354,225
Shares purchased	(1,057,221)	(9,140,829)
Net increase (decrease) in shares outstanding before conversion	172,578	2,207,847
Shares issued upon conversion from other share class(es)	8,047	72,386
Net increase (decrease) in shares outstanding	180,625	$2,280,233

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Floating Rate Income Fund 91

Notes to Financial Statements (continued)

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021
Total Commitment	$1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended February 28, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

“Covenant-Lite” Loans Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the

92

Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in

PGIM Floating Rate Income Fund 93

Notes to Financial Statements (continued)

unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will. The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the

94

intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings

PGIM Floating Rate Income Fund 95

Notes to Financial Statements (continued)

may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities

96

or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s prospectus. To the extent the extended loan settlement process gives

PGIM Floating Rate Income Fund 97

Notes to Financial Statements (continued)

rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

98

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Floating Rate Income Fund 99

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Prudential Investment Portfolios, Inc. 14 and Shareholders of PGIM Floating Rate Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Floating Rate Income Fund (one of the funds constituting Prudential Investment Portfolios, Inc. 14, referred to hereafter as the “Fund”) as of February 28, 2022, the related statement of operations for the year ended February 28, 2022, the statement of changes in net assets for each of the two years in the period ended February 28, 2022, including the related notes, and the financial highlights for each of the two years in the period ended February 28, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2022, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period ended February 28, 2022 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended February 29, 2020 and the financial highlights for each of the periods ended on or prior to February 29, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated April 17, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 20, 2022

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

100

Tax Information (unaudited)

For the year ended February 28, 2022, the Fund reports the maximum amount allowable but not less than 89.50% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2023, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV, as to the federal tax status of the dividends received by you in calendar year 2022.

PGIM Floating Rate Income Fund 101

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 95	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); formerly Vice Chair, City Colleges of Chicago (community college system) (2011-2015); Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 95	Retired; formerly Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Floating Rate Income Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 92	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly Telemat Ltd) (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Trustee of Equity Residential (residential real estate) (since December 2009); Director of Northern Trust Corporation (financial services) (since April 2006); formerly Director of Anixter International, Inc. (communication products distributor) (January 2006-June 2020).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 94	Retired; formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer - Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management (asset management).	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 95	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly Executive Committee of the IDC Board of Governors (October 2019-December 2021); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 91	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly Visiting Professor of Law, Stanford Law School (2015-2021); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Andela (since January 2022) (global talent network); Independent Director, Roku (since December 2020) (communication services); formerly Independent Director, Synnex Corporation (2019-2021) (information technology); formerly Independent Director, Kabbage, Inc. (2018-2020) (financial services); formerly Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Brian K. Reid 1961 Board Member Portfolios Overseen: 94	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Floating Rate Income Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 94	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 94	President, Chief Executive Officer, Chief Operating Officer and Officer in Charge of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011); Investment Company Institute - Board of Governors (since May 2012).	None.	Since January 2012

Visit our website at pgim.com/investments

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 95	Executive Vice President (since May 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Isabelle Sajous 1976 Chief Compliance Officer	Chief Compliance Officer (since April 2022) of the PGIM Funds, Target Funds, PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, Advanced Series Trust, The Prudential Series Fund and Prudential’s Gibraltar Fund, Inc.; Chief Compliance Officer (since March 2022) of the PGIM Private Real Estate Fund; Vice President, Compliance of PGIM Investments LLC (since December 2020); formerly Director, Compliance (July 2018-December 2020) of Credit Suisse Asset Management LLC; and Vice President, Associate General Counsel & Deputy Chief Compliance Officer of Cramer Rosenthal McGlynn, LLC (August 2014-July 2018).	Since April 2022

PGIM Floating Rate Income Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Andrew R. French 1962 Secretary	Vice President (since December 2018) of PGIM Investments LLC; formerly Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Diana N. Huffman 1982 Assistant Secretary	Vice President and Corporate Counsel (since September 2015) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Associate at Willkie Farr & Gallagher LLP (2009-2015).	Since March 2019

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; and Corporate Counsel (2012-2017) of IIL, Inc.	Since June 2020

Debra Rubano 1975 Assistant Secretary	Vice President and Corporate Counsel (since November 2020) of Prudential; formerly Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary of numerous funds in the Allianz fund complex (2015-2020).	Since December 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since March 2015

Christian J. Kelly 1975 Treasurer and Principal Financial and Accounting Officer	Vice President, Head of Fund Administration of PGIM Investments LLC (since November 2018); formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since April 2014

Russ Shupak 1973 Assistant Treasurer	Vice President (since 2017) and Director (2013-2017), within PGIM Investments Fund Administration.	Since October 2019

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) and Director (2007-2017), within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) and Director (2011-2017), within PGIM Investments Fund Administration.	Since October 2019

Jonathan Corbett 1983 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since August 2019) of Prudential; formerly Vice President and Head of Key Risk Areas Compliance (March 2016 to July 2019), Chief Privacy Officer (March 2016 to July 2019) and Head of Global Financial Crimes Unit (April 2014 to March 2016) at MetLife.	Since October 2021

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Funds, Target Funds, The Prudential Variable Contract Accounts, PGIM ETF Trust, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

PGIM Floating Rate Income Fund

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ●
Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Jonathan Corbett, Anti-Money Laundering Compliance Officer ●
Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ●
Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant
Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Floating Rate Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter at sec.gov.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

    Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	FRFAX	FRFCX	FRFZX	PFRIX

CUSIP	74439V602	74439V701	74439V800	74439V883

MF211E

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)  Audit Fees

For the fiscal years ended February 28, 2022 and February 28, 2021, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $100,000 and $100,000 respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended February 28, 2022 and February 28, 2021, PwC did not bill the Registrant for audit-related services.

For the fiscal year ended February 28, 2022 and February 28, 2021, fees of $0 and $5,350 were billed to the Registrant for services rendered by KPMG LLP (the Registrant’s prior principal accountant) in connection with the auditor transition.

(c) Tax Fees

For the fiscal years ended February 28, 2022 and February 28, 2021: none.

(d) All Other Fees

For the fiscal years ended February 28, 2022 and February 28, 2021: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended February 28, 2022 and February 28, 2021, 100% of the services referred to in Item 4(b) was approved by the audit committee.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended February 28, 2022 and February 28, 2021 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 20, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 20, 2022